As filed with the Securities and Exchange Commission on May 1, 2003

                                             1940 Act Registration No.  811-8685
                                                     1933 Act File No. 333-47415

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.                                       [ ]
                                            -----------
         Post-Effective Amendment No.            11                        [X]
                                            ------------

                                                                           and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No.       14                                            [X]
                         ----------

                        (Check appropriate box or boxes)

                            ROCHDALE INVESTMENT TRUST
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                   570 Lexington Ave. New York, NY 10022-6837
                   ------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 702-3500
               Registrant's Telephone Number, Including Area Code

                               Laura Corsell, Esq.
                    Rose Tree Corporate Center II, Suite 6020
                           1400 North Providence Road
                                 Media, PA 19063
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

     [   ] immediately upon filing pursuant to paragraph (b)

     [ X ] on May 1, 2003 pursuant to paragraph (b)

     [   ] 60 days after filing pursuant to paragraph (a)(1)

     [   ] on ________ pursuant to paragraph (a)(1)

     [   ] 75 days after filing pursuant to paragraph (a)(2)

     [   ] on ________ pursuant to paragraph (a)(2) of Rule 485.




If appropriate, check the following box:

     [    ] this post-effective  amendment designates a new effective date for a previously filed post-effective amendment.



ROCHDALE INVESTMENT TRUST
[LOGO]

PROSPECTUS
May 1, 2003

Rochdale Magno Portfolio
Rochdale Alpha Portfolio
Rochdale Atlas Portfolio
Rochdale Large Growth Portfolio
Rochdale Large Value Portfolio
Rochdale Mid/Small Growth Portfolio
Rochdale Mid/Small Value Portfolio
Rochdale Intermediate Fixed Income Portfolio



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                            ROCHDALE INVESTMENT TRUST

                                   PROSPECTUS

                                   May 1, 2003

Rochdale Magna Portfolio ..................................... a large-cap domestic equity fund
Rochdale Alpha Portfolio ..............................a mid- and small-cap domestic equity fund
Rochdale Atlas Portfolio....................................................foreign equity fund
Rochdale Large Growth Portfolio.........................a large-cap growth domestic equity fund
Rochdale Large Value Portfolio .......................... a large-cap value domestic equity fund
Rochdale Mid/Small Growth Portfolio ........... a mid- and small-cap growth domestic equity fund
Rochdale Mid/Small Value Portfolio .............a mid- and small-cap value domestic equity fund
Rochdale Intermediate Fixed Income Portfolio .... a domestic corporate and government bond fund

Rochdale Portfolios are managed by Rochdale Investment Management (the "Advisor").


                                TABLE OF CONTENTS

AN OVERVIEW OF EACH PORTFOLIO..................................................3
PERFORMANCE...................................................................11
FEES AND EXPENSES.............................................................15
INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES..........................16
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS................................24
INVESTMENT ADVISOR............................................................25
SHAREHOLDER INFORMATION.......................................................26
PRICING OF PORTFOLIO SHARES...................................................27
DIVIDENDS AND DISTRIBUTIONS...................................................28
TAX CONSEQUENCES..............................................................28
DISTRIBUTION AGREEMENTS.......................................................28
FINANCIAL HIGHLIGHTS..........................................................29
PRIVACY NOTICE................................................................37



This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


                          AN OVERVIEW OF EACH PORTFOLIO

                            Rochdale Magna Portfolio

Investment Goal The Portfolio seeks long-term capital appreciation.


Principal           The Portfolio invests under normal conditions,  primarily in
Investment          the common stocks of select large U.S. companies the Advisor
Strategies          considers  the  most  attractive   within  their  respective
                    industries.  Approximately  50 companies are selected across
                    both  cyclical  and  steady  growth  industry  groups.   The
                    Portfolio provides broad-based industry,  sector, and growth and value market cycle  exposure  commensurate  with that of the broad market.  As of March 31, 2003,  the average market capitalization  of the  Portfolio  was  $40.7  billion.  The
                    Portfolio   expects,   over  the   long-term,   to  generate
                    incremental returns greater than that of the broad large company market.



Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:


                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.

Who May Want        The Portfolio may be appropriate for investors who:
to Invest
in this Portfolio   o    Seek large cap core exposure within an asset allocation
                         strategy.
                    o    Seek management of active growth and value styles.
                    o    Are pursuing a long-term investment goal.
                    o    Want to  create a large  company  foundation  for their
                         equity portfolio.
                    o    Desire broad-based  industry,  sector, and market cycle
                         exposure.
                    o    Are willing to accept  short-term  fluctuations  in the
                         value of their portfolio, as the broader market changes
                         its preference for either growth or value companies, in
                         exchange  for  the   possibility   of  earning   higher
                         long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Are pursuing a short-term goal.
                    o Wish to have their equity allocation invested more aggressively, in smaller companies only.
                    o    Need regular income.


                            Rochdale Alpha Portfolio

Investment Goal     The Portfolio seeks long-term capital appreciation.


Principal           The Portfolio invests under normal conditions,  primarily in
Investment          equity  securities of small and medium-size U.S.  companies.
Strategies          Companies are identified for  investment  through  intensive research  and due  diligence,  with a focus  on a  company's fundamental  characteristics  including  the  quality of the company's  management and prospects for continued growth. As of March 31, 2003, the average market  capitalization of the
                    Portfolio was $3.2 billion.  Companies selected are expected to  grow  earnings  at a rate  above  that of  larger,  more established companies.  The Portfolio expects, over the long term,  to generate  returns  greater  than that of the broad
                    market,   although  there  can  be  no  assurance  that  the
                    Portfolio will do so.



Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.
                    o The stocks held by the Portfolio exhibit characteristics of smaller companies, which are typically more volatile and less liquid than larger companies.

Who May Want to     The Portfolio may be appropriate for investors who:
Invest in
this Portfolio      o    Seek an active approach for small- and mid-cap exposure
                         within an asset allocation strategy.
                    o    Are pursuing a long-term investment goal.
                    o    Want to diversify  their equity  portfolio  and enhance
                         return potential by investing in small and medium-size companies.
                    o    Are  willing  to  accept  fluctuations  in the value of
                         their portfolio with the offsetting goal of earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Are pursuing a short-term investment goal.
                    o    Need regular income.
                    o Wish to have their equity allocation invested in large companies only.


                            Rochdale Atlas Portfolio

Investment Goal     The Portfolio seeks long-term capital appreciation.

Principal           The Portfolio invests under normal conditions,  primarily in
Investment          equity securities of foreign companies in both developed and
Strategies          emerging  foreign  markets.  In  selecting  securities,  the
                    Advisor focuses first on country selection - identifying countries that appear attractively valued relative to other countries. The Advisor then chooses securities to represent each selected country's broad market. The Portfolio may also invest in options, futures, and other types of derivatives, as well as country funds, as a way to efficiently adjust its exposure to various countries, markets, and currencies. The
                    Portfolio invests a minimum of 40% of its assets in foreign developed markets.


Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.

                    o Adverse developments occur in foreign markets. These investments involve greater risk, including currency fluctuation.
                    o Political and/or economic instability. An emerging market country may be especially vulnerable to changes in political leadership and may experience serious economic downturns from which it is unable to recover.

                    o    Derivatives   held  by  the  Portfolio  vary  from  the
                         Advisor's   expectation  of  movements  in  securities,
                         foreign exchange, and interest rate markets.

Who May Want to
Invest in this
Portfolio

                    The Portfolio may be appropriate for investors who:

                    o Desire an active approach for international exposure within an asset allocation strategy.
                    o Seek a single fund to provide both developed and emerging foreign market exposure across major world regions.
                    o    Are pursuing a long-term investment goal.
                    o Want to diversify their equity portfolio and enhance return potential by investing in foreign markets.
                    o    Are seeking access to world economic growth.
                    o Are willing to accept swings in the value of their portfolio with the offsetting goal of earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Are pursuing a short-term investment goal.
                    o    Need regular income.
                    o Wish to have their equity allocation invested in domestic stocks only.
                    o    Do not want to invest in emerging markets.


                         Rochdale Large Growth Portfolio

Investment Goal The Portfolio seeks long-term growth of capital.


Principal           The Portfolio  invests in equity  securities of select large
Investment          growth-style companies. Generally, the Portfolio will invest
Strategies          under normal  conditions,  at least 80% of its net assets in large U.S.  companies.  As of March 31,  2003,  the  average market  capitalization  of the  Portfolio  was $9.3 billion.
                    Growth  companies  are  those  projected  to  grow  earnings steadily and are priced higher relative to their book value.
                    Within each major growth  industry of the large-cap  market,
                    the  Advisor  assesses  multiple   fundamental  criteria  to
                    identify   the  most   attractive   growth   companies   for
                    investment.   Through  a  disciplined  approach,   including
                    methodical and consistent investment in only the top large companies within different growth industries, the Portfolio seeks to provide investors with the benefits of broad growth style diversification, lower turnover, and reduced expenses, and opportunity for incremental outperformance versus the broad large-cap growth market.



Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.
                    o    Growth style investing moves out of favor.

Who May Want to
Invest in
this Portfolio

                    The Portfolio may be appropriate for investors who:

                    o Seek a disciplined approach for large-cap growth exposure within an asset allocation strategy.
                    o    Are pursuing a long-term investment goal.
                    o Determine that a focus on growth style investing is preferred.
                    o Want to create a large company growth style foundation for their equity portfolio.
                    o Are seeking broad-based industry and sector exposure within the growth segment.
                    o Are willing to accept swings in the value of their portfolio, greater than that of the broad market, with the offsetting goal of potentially earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Have a short-term investment goal.
                    o    Need regular income.
                    o    Prefer to own small companies.


                         Rochdale Large Value Portfolio

Investment Goal     The Portfolio seeks long-term growth of capital.


Principal           The Portfolio  invests in equity  securities of select large
Investment          value style companies.  Generally, the Portfolio will invest
Strategies          under normal  conditions,  at least 80% of its net assets in large U.S.  companies.  As of March 31,  2003,  the  average market  capitalization  of the Portfolio was $22.2  billion.
                    Value   companies  are  those  projected  to  grow  earnings
                    cyclically  and are  priced  lower  relative  to their  book value.  Within  each major value  industry of the  large-cap market, the Advisor assesses multiple  fundamental  criteria
                    to  identify  the  most   attractive   value  companies  for
                    investment.   Through  a  disciplined  approach,   including
                    methodical and consistent investment in only the top large companies within different value industries, the Portfolio seeks to provide investors with the benefits of broad value style diversification, lower turnover, and reduced expenses, and opportunity for incremental outperformance versus the broad large-cap value market.




Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:


o        The stock market goes down.

                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.
                    o    Value style investing moves out of favor.

Who May Want to     The Portfolio may be appropriate for investors who:
Invest in
this Portfolio      o    Seek  a  disciplined   approach  for  large-cap   value
                         exposure within an asset allocation strategy.

                    o    Are pursuing a long-term investment goal.

                    o Determine that a focus on value style investing is preferred.

                    o Want to create a large company value foundation for their equity portfolio.

                    o Are seeking broad-based industry and sector exposure within the value segment.

                    o Are willing to accept swings in their investment, greater than that of the broad market, with the offsetting goal of potentially earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Have a short-term investment goal.
                    o    Need regular income.
                    o    Prefer to own small companies.


                       Rochdale Mid/Small Growth Portfolio

Investment Goal     The Portfolio seeks long-term growth of capital.


Principal           The Portfolio  invests in equity  securities of select small
Investment          and  medium-size  growth  style  companies.  Generally,  the
Strategies          Portfolio will invest under normal conditions,  at least 80%
                    of its net assets in small and medium  size U.S.  companies.
                    As of March 31, 2003, the average market  capitalization  of the Portfolio was $2.3 billion.  Growth  companies are those projected to grow  earnings  steadily and are priced  higher relative  to their book  value.  Within  each  major  growth industry  of the  small- and  mid-cap  market,  the  Advisor assesses multiple  fundamental criteria to identify the most
                    attractive  growth  companies  for  investment.   Through  a
                    disciplined approach, including methodical and consistent investment in only the top small and medium-size companies within different growth industries, the Portfolio seeks to provide investors with the benefits of broad growth style diversification, lower turnover, and reduced expenses, and opportunity for incremental outperformance versus the broad small-and mid-cap growth market.



Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market.
                    o    The  market   undervalues   the  stocks   held  by  the
                         Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.
                    o The stocks held by the Portfolio exhibit characteristics of smaller companies, which are typically more volatile and less liquid than larger companies.
                    o    Growth style investing moves out of favor.

Who May Want to     The Portfolio may be appropriate for investors who:
Invest in
this Portfolio      o    Seek a  disciplined  approach  for small-  and  mid-cap
                         growth exposure within an asset allocation strategy.
                    o    Are pursuing a long-term investment goal.
                    o    Want to focus their small- and mid-cap equity  exposure
                         on growth industries.
                    o    Are willing to accept swings in their  investment  with
                         the offsetting goal of potentially earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Have a short-term investment goal.
                    o    Need regular income.
                    o Wish to have their equity allocation invested in large companies only.

                       Rochdale Mid/Small Value Portfolio

Investment Goal     The Portfolio seeks long-term growth of capital.


Principal           The Portfolio  invests in equity  securities of select small
Investment          and  medium-size  value  style  companies.   Generally,  the
Strategies          Portfolio will invest under normal conditions,  at least 80%
                    of its net assets in small and medium  size U.S.  companies.
                    As of March 31, 2003, the average market  capitalization  of the Portfolio was $1.4  billion.  Value  companies are those projected to grow earnings  cyclically  and are priced lower relative  to their  book  value.  Within  each  major  value industry  of the  small- and  mid-cap  market,  the  Advisor assesses multiple  fundamental criteria to identify the most
                    attractive   value  companies  for  investment.   Through  a
                    disciplined approach, including methodical and consistent investment in only the top small and medium-size companies within different value industries, the Portfolio seeks to provide investors with the benefits of broad value style diversification, lower turnover, and reduced expenses, and opportunity for incremental outperformance versus the broad small- and mid-cap value market.



Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o    The stock market goes down.
                    o Interest rates rise, which can result in a decline in the equity market. o The market undervalues the stocks held by the Portfolio.
                    o The stocks held by the Portfolio fail to grow their earnings.
                    o The stocks held by the Portfolio exhibit characteristics of smaller companies, which are typically more volatile and less liquid than larger companies.
                    o    Value style investing moves out of favor.

Who May Want to
Invest in this
Portfolio

                    The Portfolio may be appropriate for investors who:

                    o Seek a disciplined approach for small- and mid-cap value exposure within an asset allocation strategy.
                    o    Are pursuing a long-term investment goal.
                    o Want to focus their small- and mid-cap equity exposure on value industries.
                    o Are willing to accept swings in their portfolio with the offsetting goal of earning higher long-term returns.

                    The Portfolio may not be appropriate for investors who:

                    o    Have a short-term investment goal.
                    o    Need regular income.
                    o Wish to have their equity allocation invested in large companies only.


                  Rochdale Intermediate Fixed Income Portfolio

Investment Goal     The  Portfolio  seeks  current  income  and,  to the  extent consistent with this goal, capital appreciation.

Principal           The Portfolio  purchases debt  obligations of government and
Investment          corporate issuers that provide an attractive rate of current
Strategies          income or  provide  for an  attractive  return  based on the
                    maturity,   duration,  and  credit  quality  of  the  issuer
                    relative to comparable issuers.  The Portfolio will purchase debt  instruments  with the  intention  of  holding  them to maturity  and does not  expect  to  meaningfully  shift  its
                    holdings  in   anticipation   of  interest  rate  movements.
                    Ordinarily, the Portfolio will seek to have an average portfolio maturity and duration between 1 and 10 years. The
                    Portfolio will invest at least 80% of its assets in highly rated debt instruments but may purchase debt instruments of lesser quality. One of the potential advantages of the intermediate term structure for the portfolio strategy will be to benefit from the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations.

Principal Risks     As with all mutual  funds,  there is the risk that you could
                    lose  money  on  your  investment  in  the  Portfolio.   The
                    principal risks that could adversely affect the value of your investment include:

                    o Interest rates rise and remain high for an extended period of time.
                    o Interest rates fall and remain low for an extended period of time.
                    o The issuer of a debt obligation is unable to satisfy its obligations of principal or interest payments when due.
                    o    An  issuer  becomes   bankrupt  or  otherwise   becomes
                         insolvent.

Who May Want to     The Portfolio may be appropriate for investors who:
Invest in this
Portfolio           o    Seek a disciplined  approach for fixed income  exposure
                         within an asset allocation strategy.
                    o    Are seeking current income.
                    o    Determine that owning debt  obligations of a variety of
                         issuers may provide for a higher current income or return than would a U.S. Government-only portfolio.
                    o    Are seeking  high-quality debt obligations from issuers
                         across a broad representation of several industries and sectors.
                    o    Are  willing  to  accept  swings  in  their  portfolio,
                         greater than that of a fixed income portfolio with shorter maturities or higher quality. o Require greater stability than equity portfolios normally provide.

                    The Portfolio may not be appropriate for investors who:

                    o    Want to invest in a U.S. Government-only portfolio.
                    o Want the high yield opportunities of investing in a fixed income portfolio with instruments that are of lesser quality.


                                   PERFORMANCE


The following performance information indicates some of the risks of investing in the Portfolios. The bar charts show the Portfolios' total return for annual periods through December 31, 2002. Under each bar chart is each Portfolio's highest and lowest quarterly returns during 2002, 2001, 2000, and 1999, if applicable. The tables on pages ___ and ___ show each Portfolio's average return over time compared with broad-based market indices. The information shown assumes reinvestment of dividends and distributions.


   Rochdale Magna Portfolio                  Rochdale Alpha Portfolio

[CHART]                                    [CHART]
1999:   19.47%
2000:  -10.90%                            2000:     -1.81%
2001:  -20.65%                            2001:    -10.54%
2002:  -24.52%                            2002:    -31.27%

-------------- ----------- ------------   ----------- ------------ ------------
               Quarterly    Quarter                    Quarterly    Quarter
                 Return       Ended                      Return        Ended
-------------- ----------- ------------   ----------- ------------ ------------

   Highest       11.57%     12/31/99       Highest      21.25%      06/30/01
-------------- ----------- ------------   ----------- ------------ ------------
   Lowest       -15.88%     09/30/01        Lowest      -23.63%     09/30/01
-------------- ----------- ------------   ----------- ------------ ------------



The Portfolio's year-to-date return         The Portfolio's year-to-date return
as of 3/31/03 was -5.06%.                   as of 3/31/03 was 6.72%.

      Rochdale Atlas Portfolio              Rochdale Large Growth Portfolio

[CHART]                                    [CHART]
1999:   29.82%
2000:  -20.64%                            2000:    -17.88%
2001:  -20.21%                            2001:    -12.76%
2002:   -9.92%                            2002:    -25.29%


-------------- ----------- ------------   ----------- ------------ ------------
               Quarterly    Quarter                    Quarterly    Quarter
                 Return       Ended                      Return        Ended
-------------- ----------- ------------   ----------- ------------ ------------
   Highest       15.48%     12/31/99       Highest      13.64%      12/31/01
-------------- ----------- ------------   ----------- ------------ ------------
   Lowest       -16.97%     09/30/02        Lowest      -16.11%     06/30/02
-------------- ----------- ------------   ----------- ------------ ------------

The Portfolio's year-to-date return         The Portfolio's year-to-date return
as of 3/31/03 was -4.97%.                   as of 3/31/03 was -0.82%.




   Rochdale Large Value Portfolio            Rochdale Mid/Small Growth Portfolio

[CHART]                                    [CHART]
2000:   4.21%                             2000:    18.32%
2001: -12.91%                             2001:    -6.94%
2002: -22.97%                             2002:   -20.61%



-------------- ----------- ------------   ------------ ----------- ------------
               Quarterly    Quarter                    Quarterly    Quarter
                 Return       Ended                       Return       Ended
-------------- ----------- ------------   ------------ ----------- ------------
   Highest       7.37%      12/31/01        Highest      20.00%     12/31/01
-------------- ----------- ------------   ------------ ----------- ------------
   Lowest       -20.12%     09/30/02        Lowest      -19.87%     09/30/01
-------------- ----------- ------------   ------------ ----------- ------------


The Portfolio's year-to-date return       The Portfolio's year-to-date return
as of 3/31/03 was -5.44%.                 as of 3/31/03 was -1.75%.


Rochdale Mid/Small Value Portfolio                    Rochdale Intermediate
                                                      Fixed Income Portfolio

[CHART]                                    [CHART]
2000:  20.13%                             2000:     7.32%
2001:   5.27%                             2001:     9.80%
2002: -14.12%                             2002:     9.37%

------------- ------------ ------------   ------------ ------------ -----------
               Quarterly    Quarter                     Quarterly    Quarter
                Return        Ended                       Return       Ended
------------- ------------ ------------   ------------ ------------ -----------
  Highest       15.40%      12/31/01        Highest       4.68%      03/31/01
------------- ------------ ------------   ------------ ------------ -----------
  Lowest        -20.36%     09/30/02        Lowest       -0.17%      03/31/02
------------- ------------ ------------   ------------ ------------ -----------


The Portfolio's year-to-date return       The Portfolio's year-to-date return
as of 3/31/03 was -6.79%.                 as of 3/31/03 was -2.42%

The after-tax returns shown in the tables below are intended to illustrate the impact of assumed federal income taxes on an investment in the Portfolios. The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Portfolio shares at the end of the period. The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Portfolio shares were sold at the end of the specified period. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. For 2002, the highest ordinary income and short-term gain rate was 38.6% and the highest long-term gain rate was 20.0%. In certain cases, "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Portfolio shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Portfolio shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"). This past performance (before and after taxes) will not necessarily continue in the future. The comparative indices shown are not directly investable and do not reflect any deduction for fees, expenses, or taxes.


Average Annual Total Return as of December 31, 2002

------------------------------------------------------------------------------
                                            1 Year    Since Inception (1)
Rochdale Magna Portfolio

     Return Before Taxes                   -24.52%         -7.76%
     Return After Taxes on Distributions   -24.52%         -7.84%
     Return After Taxes on Distributions
        and Sale of Fund Shares            -15.05%         -6.03%
     S&P 500 Index (2)                     -22.10%         -3.44%


(1)  The commencement of investment operations: October 23, 1998.
(2)  The S&P 500 Index is an unmanaged index of 500 large U.S. companies.

                                                1 Year      Since Inception (1)
Rochdale Alpha Portfolio

     Return Before Taxes                       -31.27%             -8.64%
     Return After Taxes on Distributions       -31.27%             -8.67%
     Return After Taxes on Distributions
        and Sale of Fund Shares                -19.20%             -6.74%
     S&P MidCap 400 Index (2)                  -14.51%              3.44%
     S&P SmallCap 600 Index (3)                -14.63%              3.97%
     S&P MidCap 400 Index (72%)
       and S&P SmallCap 600 Index (28%) (4)    -14.54%              3.59%
     NASDAQ Composite Index(5)                 -31.53%            -15.75%


(1)  The commencement of investment operations: June 1, 1999.

(2) The S&P MidCap 400 Index is an unmanaged market-value weighted index representing 400 medium-size companies.
(3) The S&P SmallCap 600 Index is an unmanaged market-value weighted index representing 600 small companies.
(4) The figures shown represent the blended performance of the indicated indices at the capitalization weight as of Portfolio inception.
(5) The Nasdaq Composite Index is an unmanaged market value weighted index representing approximately 4,000 companies.


                                               1 Year     Since Inception (1)
Rochdale Atlas Portfolio

     Return Before Taxes                       -9.92%            -1.99%
     Return After Taxes on Distributions      -10.26%            -2.48%
     Return After Taxes on Distributions
        and Sale of Fund Shares                -6.09%            -1.75%
     Morgan Stanley Capital International
        World Index (ex US)(2)                -15.51%            -1.90%
     Dow Jones World Index (ex US)(3)         -13.97%            -1.44%


(1)  The commencement of investment operations: October 2, 1998.

(2)The Morgan Stanley Capital International World Index ex US is an unmanaged index consisting of approximately 1,600 securities listed on exchanges in 22 countries, excluding the United States.

(3)The Dow Jones World Index ex US consists of approximately 3,400 securities listed on exchanges in 33 countries, excluding the United States.

                                                 1 Year    Since Inception(1)
Rochdale Large Growth Portfolio

     Return Before Taxes                        -25.29%         -18.78%
     Return After Taxes on Distributions        -25.29%         -18.79%
     Return After Taxes on Distributions
        and Sale of Fund Shares                 -15.53%         -14.35%
     S&P 500/BARRA Growth Index(2)              -23.47%         -19.57%


(1)  The commencement of investment operations: December 31, 1999.
(2) The S&P 500/BARRA Growth Index is an unmanaged market-value weighted index representing companies of the S&P 500 with higher price-to-book ratios.

                                                  1 Year    Since Inception (1)
Rochdale Large Value Portfolio

     Return Before Taxes                         -22.97%          -11.23%
     Return After Taxes on Distributions         -23.14%          -11.37%
     Return After Taxes on Distributions
        and Sale of Fund Shares                  -14.10%           -8.82%
     S&P 500/BARRA Value Index(2)                -20.85%           -9.48%


(1)  The commencement of investment operations: December 31, 1999.
(2) The S&P 500/BARRA Value Index is a market-value weighted index representing companies of the S&P 500 with lower price-to-book ratios.

                                                      1 Year  Since Inception(1)
Rochdale Mid/Small Growth Portfolio

     Return Before Taxes                             -20.61%     -4.38%
     Return After Taxes on Distributions             -20.61%     -4.43%
     Return After Taxes on Distributions
        and Sale of Fund Shares                      -12.66%     -3.49%
     S&P MidCap 400/BARRA Growth Index (2)           -19.17%     -6.69%
     S&P SmallCap 600/BARRA Growth Index (3)         -15.36%     -5.59%
     S&P MidCap 400/BARRA Growth Index (71%) and
        S&P SmallCap 600/BARRA Growth Index (29%)(4) -18.07%     -6.37%


(1)  The commencement of investment operations: December 31, 1999.
(2) The S&P MidCap 400/BARRA Growth Index is an unmanaged market-value weighted index representing companies of the S&P MidCap 400 with higher price-to-book ratios.
(3) The S&P SmallCap 600/BARRA Growth Index is an unmanaged market-value weighted index representing companies of the S&P SmallCap 600 with higher price-to-book ratios.
(4) The figures shown represent the blended performance of the indicated indices at the capitalization weight as of Portfolio inception.

                                                      1 Year  Since Inception(1)
Rochdale Mid/Small Value Portfolio

     Return Before Taxes                             -14.12%         2.78%
     Return After Taxes on Distributions             -14.29%         2.61%
     Return After Taxes on Distributions
        and Sale of Fund Shares                       -8.67%         2.16%
     S&P MidCap 400/BARRA Value Index(2)             -10.11%         7.17%
     S&P SmallCap 600/BARRA Value Index(3)           -14.46%         5.34%
     S&P MidCap 400/BARRA Value Index (71%) and
        S&P SmallCap 600/BARRA Value Index (29%) (4) -11.37%         6.65%


(1)  The commencement of investment operations: December 31, 1999.
(2) The S&P MidCap 400/BARRA Value Index is an unmanaged market-value weighted index representing companies of the S&P MidCap 400 with lower price-to-book ratios.
(3) The S&P SmallCap 600/BARRA Value Index is an unmanaged market-value weighted index representing companies of the S&P SmallCap 600 with lower price-to-book ratios.
(4) The figures shown represent the blended performance of the indicated indices at the capitalization weight as of Portfolio inception.

                                                    1 Year Since Inception (1)
Rochdale Intermediate Fixed Income Portfolio

     Return Before Taxes                             9.37%         8.80%
     Return After Taxes on Distributions             7.33%         6.81%
     Return After Taxes on Distributions
        and Sale of Fund Shares                      5.70%         6.09%
     Lehman Government/Credit Intermediate Index (2) 9.84%         9.55%


(1)  The commencement of investment operations: December 31, 1999.
(2) The Lehman Government/Credit Intermediate Index is an index consisting of publicly issued, dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturities from 1 to 10 years, representing securities in the intermediate maturity range of the Lehman Government/Credit Index.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.



                                                                                                           Intermediate
                                                                    Large     Large   Mid/Small Mid/Small    Fixed
                                    Magna      Alpha     Atlas     Growth     Value    Growth     Value      Income
                                   Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
------------------------------------------
Maximum sales charge (load) imposed
   on purchases .................     None      None      None      None       None      None       None       None
Maximum deferred sales charge
   (load) .......................     None      None      None      None       None      None       None       None
Redemption Fee (as a percentage of
   amount redeemed) (1) .........      2.00%    2.00%     2.00%    2.00%       2.00%    2.00%       2.00%      2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
--------------------------------------------------
Management Fee ..................      1.00%    1.00%     1.00%    0.50%       0.50%    0.50%       0.50%      0.40%
Distribution and Service (12b-1)
   Fees (2) .....................      0.00%    0.00%     0.00%    0.00%       0.00%    0.00%       0.00%      0.00%
Other Expenses ..................      1.06%    1.24%     0.64%    0.73%       0.72%    0.77%       0.75%      0.48%

Total Annual Fund Operating
   Expenses .....................      2.06%    2.24%     1.64%    1.23%       1.22%    1.27%       1.25%      0.88%

Fee Reduction/Waiver (3) ........     -0.31%   -0.39%     0.00%    0.02%       0.03%    0.08%       0.10%     -0.18%
                                    -----------------------------------------------------------------------------------

Net Expenses ....................      1.75%    1.85%     1.64%    1.25%       1.25%    1.35%       1.35%      0.70%
                                    -----------------------------------------------------------------------------------



(1) The redemption fee applies only to those shares that you have held for eighteen months or less. The fee is payable to the Portfolios and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
(2) The Trustees have determined that no distribution fee will be payable under the distribution plan during the year 2002.
(3) The Advisor has contractually agreed to reduce its fees and/or pay expenses for each Portfolio's Total Annual Fund Operating Expenses (excluding interest and taxes) to the net expense amounts shown for all Portfolios, other than the Atlas Portfolio and the Intermediate Fixed Income Portfolio, which are contractually limited to 1.95% and 0.90%, respectively. This contract has a one-year term, renewable annually. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Portfolio if requested by the Advisor in subsequent fiscal years. The Advisor may request this reimbursement if the aggregate amount actually paid by a Portfolio toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Portfolio expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, each Portfolio is permitted to look for longer periods of four and five years.) The Trustees will review any such reimbursement. Each Portfolio must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.


Example
This Example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Portfolio's operating expenses remain the same. This Example uses net expenses for the first year and total annual fund operating expenses for three, five, and ten years. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                                                                                              Intermediate
                                                       Large     Large   Mid/Small Mid/Small    Fixed
                       Magna      Alpha     Atlas     Growth     Value    Growth     Value      Income
                      Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------
If you redeem
your shares: (1) (2)

     One Year           $  378     $ 388    $  367   $  327     $  327    $  337    $  337      $  292
     Three Years        $  616     $ 663    $  517   $  392     $  390    $  411    $  406      $  283
     Five Years         $1,080    $1,164    $  892   $  678     $  673    $  705    $  696      $  490
     Ten Years          $2,365    $2,544    $1,944   $1,490     $1,480    $1,541    $1,520      $1,086


If you do not redeem
 your shares: (1)

     One Year           $        $   188     $ 167  $   127  $   127     $ 137     $ 137        $ 92
                           178
     Three Years         $ 616   $   665     $ 517  $   392  $   390     $ 411     $ 406       $ 283
     Five Years         $1,080    $1,164     $ 892  $   678  $   673     $ 705     $ 696       $ 490
     Ten Years          $2,365    $2,544    $1,944   $1,490   $1,480    $1,541    $1,520      $1,086


--------------------------------------

(1) prior to 18 months after investing
(2) 2% redemption fee assessed


              INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES

                                           Rochdale Magna Portfolio

Investment Goal

The Rochdale Magna Portfolio seeks long-term capital appreciation.

Investment Philosophy

Through investment in select large, leading U.S. companies across a wide variety
of  industries,   the  Portfolio  attempts  to  realize   attractive   long-term
performance relative to the large-company universe as a whole.


The Portfolio takes an enhanced approach to broad market investing. The Advisor believes that exposure to the most attractive companies within both the cyclical and steady growth industries provides the best opportunity for long-term capital appreciation in the large-company asset class. In the shorter term, the market's preference for either industry group fluctuates. Longer-term investors benefit from effective exposure to a wide variety of economic sectors in both cyclical and steady growth industry groups.


Principal Investment Strategies

The Advisor employs two distinct proprietary fundamental methodologies to select companies from the cyclical and steady growth industry groups. The fundamental measures predictive of superior performing companies differ between these industry groups. Companies are considered cyclical or steady growth based on specific industry characteristics. Cyclical growth companies experience greater fluctuations related to the economy, while steady growth companies are less influenced by economic cycles. Steady growth companies are evaluated on earnings growth, price momentum, and analyst sentiment. Cyclical growth companies are evaluated based on their ability to generate cash flow growth and their price momentum, which helps identify those companies most likely to achieve earlier market recognition for their growth.


The Advisor's sensitivity to the different predictors between the cyclical and steady growth industries leads the Portfolio to invest in only the most attractive companies from these industry groups. The leading companies that are selected from these two universes are screened further for their appropriateness in light of expected economic and market conditions. The companies selected are then subject to the process of portfolio optimization, a sophisticated technique used to achieve broad economic sector diversification and managed variability in line with the characteristics of the broad large-cap market.

The Portfolio invests under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large U.S. companies such as those securities included in indices generally regarded as large-cap. For example, as of March 31, 2003, companies in the S&P 500 Index ranged in capitalization from $185 million to $259 billion. Because large-cap companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. Investments in common stock are emphasized, but the Portfolio may also buy other types of equity securities, including preferred stocks, convertible securities, or warrants.


Although not principal investment strategies, the Portfolio may also invest in equity securities of smaller companies and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.


Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 100%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                            Rochdale Alpha Portfolio

Investment Goal

The Rochdale Alpha Portfolio seeks long-term capital appreciation.

Investment Philosophy

Through investment in select small and medium-size companies, the Portfolio attempts to capture the higher returns associated with faster-growing, smaller companies in prospering economic sectors.

Long-term investment success in small and medium-size companies requires intensive research and due diligence, as well as investor patience to realize a company's growth potential. The Advisor's approach to small and medium-size company research involves comprehensive analysis of each company, including earnings growth, management interviews, and valuation.

Principal Investment Strategies

The Advisor uses information from a variety of sources -- including financial statements, industry studies, and discussions with company management and their competitors, suppliers, and customers -- to assess a company's prospects for growth in revenue and earnings and potential stock price appreciation.


Each company selected for investment is subject to the Advisor's proprietary research process. The Advisor evaluates key company and industry attributes within eight categories, including business dynamics, operational practices, earnings growth, operating environment, revenue growth, balance sheet, management quality, and valuation. For those companies that meet the Advisor's fundamental criteria, the Advisor develops proprietary financial models to determine the valuation level at which it considers the stock attractively priced. The qualities that the Advisor looks for include:

o        fundamentally strong business
o        sustainable competitive advantage
o        above-average industry growth
o        experienced management
o        growing  earnings
o        attractive valuation
o        prospect for dividend yield

The Portfolio invests under normal conditions at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small and medium-size U.S. companies such as those securities included in indices generally regarded as small- and mid-cap. For example, as of March 31, 2003, companies in the S&P MidCap 400 and S&P SmallCap 600 Indices ranged in capitalization from $162 million to $8.3 billion and from $31 million to $2.3 billion, respectively. Because small- and mid-cap companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. Although not principal investment strategies, the Portfolio may also invest in larger companies and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.

Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

Once purchased, companies are monitored for changes in their fundamentals and in industry conditions. The Portfolio will continue to own a company as long as its revenue and earnings growth continue in line with expectations, valuation is attractive, and industry trends remain favorable. It is anticipated that the Portfolio's turnover will not exceed 150%, consistent with similar smaller stock investment strategies. A high portfolio turnover rate (100% or more) can result in higher transaction costs and higher tax liability.


                            Rochdale Atlas Portfolio

Investment Goal

The Rochdale Atlas Portfolio seeks long-term capital appreciation.

Investment Philosophy

Through investment in foreign companies of select developed and emerging foreign markets, the Portfolio attempts to achieve long-term performance in excess of broad world markets.

The Portfolio has a unique approach to investing internationally. The Advisor's research focuses on country selection, which empirical studies demonstrate is the key to earning competitive international returns. The Portfolio invests in leading companies selected from only those foreign developed and emerging markets the Advisor identifies as most attractive, based on measures of valuation and economic growth. Such selectivity creates a greater potential for higher returns as compared to spreading investments across many markets.

Principal Investment Strategies

The Advisor uses its proprietary country analysis methodology, analyzing each country's aggregate macroeconomic, company fundamental, and market sentiment measures, to determine which foreign markets are likely to generate the highest returns. The foreign markets most worthy of investment have:

o        higher forecasted GDP
o        lower valuation relative to growth
o        higher equity risk premiums
o        higher current account relative to GDP
o        positive analyst sentiment

After identifying those countries worthy of investment, the Advisor uses a global equity optimization process to invest in each country's leading companies across the industries driving economic growth. This sophisticated process enables the Advisor to develop a portfolio that captures substantially all of the combined top-ranked countries' stock market movements with only a few companies per selected country. The Portfolio invests in the blue chip companies in each country. Each company must meet the Advisor's standards for market and industry representation, financial condition, credit rating, and liquidity. A minimum of 40% is invested in developed markets.

The Portfolio invests under normal conditions, primarily in equity securities of foreign-domiciled, publicly traded companies worldwide. Equity securities include common stocks, Depositary Receipts, warrants, convertible bonds, debentures, and convertible preferred stocks.

Depending on the circumstances and opportunities that might arise, and given the volatile nature of foreign markets, the Portfolio may use country funds, futures, derivative instruments, or other securities as deemed appropriate by the Advisor in seeking to maximize the efficiency of its country selection process or hedge equity or currency exposure. Although not a principal investment strategy, the Portfolio may also sell securities short. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.

The Portfolio intends to be fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Portfolio sells a holding if another company provides more suitable country representation or if a country is no longer an attractive investment. Due to the longer-term nature of the country and stock selection criteria, the Portfolio expects to have a turnover rate of less than 100%. A low portfolio turnover rate should result in the realization and distribution to shareholders of lower capital gains and lower resultant tax liability. Less frequent trading also leads to lower transaction costs, which could contribute to performance.

                         Rochdale Large Growth Portfolio

Investment Goal

The  Rochdale  Large  Growth  portfolio  seeks  to  provide   long-term  capital
appreciation.

Investment Philosophy

Through investment in select large U.S. companies within growth industries, the Portfolio seeks to realize attractive long-term performance relative to the broad large-cap growth market.

The Advisor classifies companies within the large-cap universe by industries. Growth industries are typically less economically sensitive with regard to their revenues and earnings, and their constituent companies are priced higher relative to their book values.

The Advisor's active disciplined approach seeks to provide the benefits of both active and passive investing. By investing methodologically and consistently in only the top few large companies within each major growth industry, the Portfolio seeks to outperform a passively managed fund that owns all companies regardless of their level of attractiveness. At the same time, in contrast to most actively managed growth style funds, the Portfolio seeks to capture the benefits of lower turnover, reduced management fees, style consistency, and reduced risk through broad diversification and managed variability relative to the broad large-cap growth market.

Principal Investment Strategies

The Portfolio uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the growth industries segment of the large-cap universe. Selected growth companies have greater earnings growth, price momentum, and positive analyst sentiment relative to their growth industry peers.

The selection process identifies what the Advisor considers to be the most attractive large companies within each major growth industry. These companies are screened further for their appropriateness in light of expected economic and market conditions. The leading companies are then subject to the process of portfolio optimization, a technique used to achieve what the Advisor believes is the appropriate economic sector diversification and managed variability in line with the characteristics of the growth segment of the large-cap universe.


The Portfolio invests under normal conditions at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large U.S. growth style companies such as those securities included in indices generally regarded as large-cap growth. For example, as of March 31, 2003, companies in the S&P 500/Barra Growth Index ranged in capitalization from $760 million to $259 billion. Because large-cap growth companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. Investments in common stock are emphasized, but the Portfolio may also buy other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not a principal investment strategy, the Portfolio may at times also invest in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. The Portfolio may at times have more than 5% of its assets within a certain issuer or industry group.

Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                         Rochdale Large Value Portfolio
Investment Goal
The  Rochdale  Large  Value  Portfolio  seeks  to  provide   long-term   capital
appreciation.

Investment Philosophy
Through investment in select large U.S. companies within value industries, the Portfolio seeks to realize attractive long-term performance relative to the broad large-cap value market.

The Advisor classifies companies within the large-cap universe by industries. Value industries are typically more economically sensitive and cyclical with regard to their revenues and earnings, and their constituent companies are priced lower relative to their book values.

The Advisor's active disciplined approach seeks to provide the benefits of both active and passive investing. By investing methodologically and consistently in only the top few large companies within each major value industry, the Portfolio seeks to outperform a passively managed fund that owns all companies regardless of their level of attractiveness. At the same time, in contrast to most actively managed value style funds, the Portfolio seeks to capture the benefits of lower turnover, reduced management fees, style consistency, and reduced risk through broad diversification and managed variability relative to the broad large-cap value market.

Principal Investment Strategies
The Portfolio uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the value industries segment of the large-cap universe. Selected value companies are undervalued relative to their cash flow return on investment and have above average price momentum relative to their industry peers.

The selection process identifies what the Advisor considers to be the most attractive large companies within each major value industry. These companies are screened further for their appropriateness in light of expected economic and market conditions. The leading companies are then subject to the process of portfolio optimization, a technique used to achieve what the Advisor believes is the appropriate economic sector diversification and managed variability in line with the characteristics of the value segment of the large-cap universe.


The Portfolio invests under normal conditions at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large U.S. value style companies such as those securities included in indices generally regarded as large-cap value. For example, as of March 31, 2003, companies in the S&P 500 Barra/Value Index ranged capitalization from $185 million to $235 billion. Because large-cap growth companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. Investments in common stock are emphasized, but the Portfolio may also hold other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not a principal investment strategy, the Portfolio may at times also invest in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. The Portfolio may at times have more than 5% of its assets within a certain issuer or industry group.


Please note that the Portfolio may not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio's name without first providing the Portfolio's shareholders with at least 60 days' prior notice.


Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                       Rochdale Mid/Small Growth Portfolio
Investment Goal

The Rochdale Mid/Small Growth Portfolio seeks to provide long-term capital appreciation.

Investment Philosophy
Through investment in select small and medium-size U.S. companies within growth industries, the Portfolio seeks to realize attractive long-term performance relative to the broad mid- and small-cap growth market.

The Advisor classifies companies within the mid- and small-cap universe by industries. Growth industries are typically less economically sensitive with regard to their revenues and earnings, and their constituent companies are priced higher relative to their book values.

The Advisor's active disciplined approach seeks to provide the benefits of both active and passive investing. By investing methodologically and consistently in only the top few small- and mid-cap companies within each major growth industry, the Portfolio seeks to outperform a passively managed fund that owns all companies regardless of their level of attractiveness. At the same time, in contrast to most actively managed growth style funds, the Portfolio seeks to capture the benefits of lower turnover, reduced management fees, style consistency, and reduced risk through broad diversification and managed variability relative to the broad mid- and small-cap growth market.

Principal Investment Strategies

The Portfolio uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the growth industries segment of the mid- and small-cap universe. Selected growth companies have greater earnings growth, price momentum, and positive analyst sentiment relative to their growth industry peers.


The selection process identifies what the Advisor considers to be the most attractive small and medium-size companies within each major growth industry that may provide an opportunity for outperformance relative to the mid-and small-cap growth universe. These companies are screened further for their appropriateness in light of expected economic and market conditions. The leading companies are then subject to the process of portfolio optimization, a technique used to achieve what the Advisor believes is the appropriate economic sector diversification and managed variability in line with the characteristics of the growth segment of the mid- and small-cap universe.


The Portfolio invest under the normal conditions at least 80% of its net assets (plus any borrowing for investment purpose) in equity securities of small and medium-size U.S. growth style companies such as those securities included in indices generally regarded as small- and mid-cap growth. For example, as of March 31, 2003, companies in the S&P MidCap 400/Barra Growth and S&P SmallCap 600/Barra Growth Indices ranged in capitalization from $162 million to $8.3 billion and from $78 million to 2.3 billion, respectively. Because small-and mid-cap growth companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. Investments in common stock are emphasized, but the Portfolio may also hold other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not a principal investment strategy, the Portfolio may at times also invest in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. The Portfolio may at times have more than 5% of its assets within a certain issuer or industry group.


Please note that the Portfolio may not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio's name without first providing the Portfolio's shareholders with at least 60 days' prior notice.


Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                       Rochdale Mid/Small Value Portfolio

Investment Goal

The Rochdale Mid/Small Value Portfolio seeks to provide long-term capital appreciation.

Investment Philosophy

Through investment in select small and medium-size U.S. companies within value industries, the Portfolio seeks to realize attractive long-term performance relative to the broad mid- and small-cap value market.

The Advisor classifies companies within the mid- and small-cap universe by industries. Value industries are typically more economically sensitive and cyclical with regard to their revenues and earnings, and their constituent companies are priced lower relative to their book values.

The Advisor's active disciplined approach seeks to provide the benefits of both active and passive investing. By investing methodologically and consistently in only the top few small- and mid-cap companies within each major value industry, the Portfolio seeks to outperform a passively managed fund that owns all companies regardless of their level of attractiveness. At the same time, in contrast to most actively managed value style funds, the Portfolio seeks to
capture  the  benefits  of  lower  turnover,   reduced  management  fees,  style
consistency, and reduced risk through broad diversification and managed variability relative to the broad mid- and small-cap value market.

Principal Investment Strategies
The Portfolio uses a proprietary methodology, focusing on fundamental and technical attributes, to select leading companies within the value industries segment of the mid- and small-cap universe. Selected value companies are undervalued relative to their cash flow return on investment and have above average price momentum relative to their industry peers.


The selection process identifies what the Advisor considers to be the most attractive small and medium-size companies within each major value industry, which may provide an opportunity for outperformance relative to the mid-and small-cap value universe. These companies are screened further for their appropriateness in light of expected economic and market conditions. The companies are then subject to the process of portfolio optimization, a technique used to achieve what the Advisor believes is the appropriate economic sector diversification and managed variability in line with the characteristics of the value segment of the mid- and small-cap universe.

The Portfolio invests under normal conditions at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small and medium-sized U.S. value style companies such as those securities included in indices generally regarded as small- and mid-cap value. For example, as of March 31, 2003, companies in the S&P MidCap 400/Barra Value and S&P SmallCap 600/Barra Value Indices ranged in capitalization from $194 million to $4.9 billion and from $31 million to $1.5 billion, respectively. Because small- and mid-cap growth companies are defined by reference to an index, the market capitalization of companies in which the Portfolio may invest will vary with market conditions. The companies selected for investment generally have characteristics similar to the mid- and small-cap value market as a whole. Investments in common stock are emphasized, but the Portfolio may also hold other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not a principal investment strategy, the Portfolio may at times also invest in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Portfolio's investment goal. The Portfolio may at times have more than 5% of its assets within a certain issuer or industry group.


Please note that the Portfolio may not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio's name without first providing the Portfolio's shareholders with at least 60 days' prior notice.


Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                  Rochdale Intermediate Fixed Income Portfolio

Investment Goal
The Rochdale Intermediate Fixed Income Portfolio seeks current income and, to the extent consistent with this goal, capital appreciation.

Investment Philosophy

Through investment under normal conditions, of at least 80% of its net assets in investment-grade corporate debt obligations, debt obligations of the U.S. Government and its agencies, bank obligations, commercial paper, repurchase agreements, Eurodollar obligations, and high-yield obligations, the Advisor seeks to earn current income and capital appreciation commensurate with that available from obligations with a duration of ten years or less. Please note that the Portfolio may not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio's name without first providing the Portfolio's shareholders with at least 60 days' prior notice.

One of the potential benefits of the intermediate term structure for the Portfolio will be to pursue the generally higher rates of current income as compared to that available from shorter maturity debt obligations. Also, during falling periods of interest rates, the Advisor believes that the Portfolio should perform well because of its investment-grade quality and the intermediate term maturity and duration of the debt obligations.

Principal Investment Strategies
The Portfolio will purchase obligations of issuers that provide an attractive rate of current income or provide for capital appreciation based on the maturity, duration and credit quality of the issuer relative to comparable issuers. Under normal circumstances the Portfolio primarily will hold corporate obligations, which are expected to earn a higher rate of income than those of the comparable obligations of the U.S. Government or its agencies.

Ordinarily the Portfolio will invest at least 65% of its assets in investment grade fixed-income obligations. Investment-grade obligations are generally considered to be those rated BBB or better by S&P Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of equal quality. Securities rated BBB or Baa, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics.

Generally the Portfolio will purchase securities with maturities between three years and ten years. However, depending on the circumstances the Portfolio may invest in obligations with a shorter or longer duration.

The Advisor may invest more than 5% of its assets in the obligations of the U.S. Government or its agencies or those of a corporate issuer, provided that the issuer has at least an investment grade of A or better.

The Advisor ordinarily will seek to have an average portfolio maturity and duration between 3 to 10 years. The Advisor will purchase debt instruments with the intention of holding them to maturity and does not expect to meaningfully shift the holdings in the Portfolio in anticipation of interest rate movements.

                 PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS


The principal risks of investing in the Portfolios that may adversely affect a Portfolio's net asset value or total return are discussed above in "An Overview of Each Portfolio." These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.


Small and Medium-Size Company Risk. Although each of the Portfolios may invest in the securities of small and medium-size companies, the Rochdale Alpha Portfolio and the Rochdale Mid/Small Growth and Value Portfolios will concentrate their investments in these types of securities. Investing in securities of small- and mid-capitalization companies involves greater risk than investing in larger companies, because smaller companies can be subject to more abrupt or erratic share price changes than can larger companies. Smaller companies typically have more limited product lines, markets, or financial resources than larger companies, and their management may be dependent on a limited number of key individuals. Small companies may have limited market liquidity, and their prices may be more volatile. These risks are greater when investing in the securities of newer small companies. As a result, small company stocks, and therefore a Portfolio, may fluctuate significantly more in value than will larger company stocks and mutual funds that focus on them.

Foreign Securities Risk. Although each of the Portfolios may invest in foreign securities, the Rochdale Atlas Portfolio will focus its investments in the securities of foreign companies. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates,
(2) economic and political instability, (3) less publicly available information,
(4) less strict auditing and financial reporting requirements, (5) less governmental supervision and regulation of securities markets, (6) higher transaction costs, and (7) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities in emerging markets.


Multiple Levels of Expenses. To the extent that a Portfolio invests in another investment company, it will be subject to its pro-rata share of that investment company's advisory and administrative expenses.


Interest and Credit Risk. The Intermediate Fixed Income Portfolio will focus its investments in fixed income securities. A fundamental risk to the income component of the Portfolio's investments is that the value of fixed income securities will fall if interest rates rise. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, the Portfolio's NAV may also decrease. Also, fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by the Portfolio. The value of securities that are considered below investment grade, sometimes known as junk bonds, may be more volatile than the value of fixed income securities that carry ratings higher than "BB." For example, the market price of junk bonds may be more susceptible to real or perceived economic, interest rate or market changes, political changes or adverse developments specific to the issuer. It is not expected that the Portfolio will hold more than 25% of its assets in fixed-income securities rated below investment grade.

Derivatives Risk. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.

Specific risks associated with the use of derivatives include:

Credit and Counterparty Risk. If the issuer of, or the counterparty to, the derivative does not make timely principal, interest or other payment when due, or otherwise fulfill its obligations, a Portfolio could lose money on its investment. A Portfolio is exposed to credit risk, especially when it uses over-the-counter derivatives (such as swap contracts) or it engages to a significant extent in the lending of Portfolio securities or use of repurchase agreements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Portfolio may be prevented from selling particular securities at the price at which a Portfolio values them.


Management Risk. The Advisor may fail to use derivatives effectively. For example, the Advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect the Portfolios' performance.


                               INVESTMENT ADVISOR


Rochdale Investment Management is the investment advisor to the Portfolios. The Advisor is located at 570 Lexington Avenue, New York, New York, 10022-6837. The Advisor currently manages assets of approximately $900 million for individual and institutional investors. The Advisor provides advice on buying and selling securities and also furnishes the Portfolios with office space and certain administrative services and provides most of the personnel needed by the Portfolios. For its services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Portfolios at the following annual rates:



Magna, Alpha and Atlas Portfolios                            1.00%
Large Growth, Large Value, Mid/Small Growth
        and Mid/Small Value Portfolios                       0.50%
Intermediate Fixed Income Portfolio                          0.40%



As a result of the Expense Waiver and Reimbursement Agreement the Advisor has with the Portfolios, the Advisor was effectively paid as follows for the fiscal year ended December 31, 2002:


   Magna Portfolio           0.69%   Large Value Portfolio                0.50%
   Alpha Portfolio           0.61%   Mid/Small Growth Portfolio           0.50%
   Atlas Portfolio           1.00%   Mid/Small Value Portfolio            0.50%
   Large Growth Portfolio    0.50%   Intermediate Fixed Income Portfolio  0.22%


Portfolio Managers
Mr. Carl Acebes and Mr. Garrett R. D'Alessandro are responsible for the day-to-day management of the Portfolios. Mr. Acebes has been the Advisor's Chairman and Chief Investment Officer since its founding. Mr. D'Alessandro is the Advisor's President, Chief Executive Officer, and Director of Research, and he holds the Chartered Financial Analyst designation. Mr. D'Alessandro joined the Advisor in 1986.

Portfolio Expenses

Each Portfolio is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Portfolios to ensure that each Portfolio's aggregate total annual fund operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Fees and Expenses Table for all Portfolios other than the Atlas Portfolio and the Intermediate Fixed Income Portfolio, which are contractually limited to 1.95% and 0.90%, respectively. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Portfolio if requested by the Advisor in subsequent fiscal years. The Advisor may request this reimbursement if the aggregate amount actually paid by a Portfolio toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Portfolio expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, each Portfolio is permitted to look for longer periods of four and five years.) The Trustees will review any such reimbursement. Each Portfolio must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.


                             SHAREHOLDER INFORMATION

How to Buy Shares

The minimum initial purchase of each Portfolio is $10,000. You may add to your investment at any time with investments of at least $1,000. Your financial intermediary, including Rochdale Investment Management, may impose total account minimums in excess of the individual Portfolio minimum. The minimum investment requirements may be waived from time to time at the Advisor's discretion.


Shares of the Portfolios may only be purchased through certain financial intermediaries. In some cases, the Portfolios may choose to sell shares directly. Contact your financial representative for instructions on how you may purchase shares of the Portfolios.


In compliance with the USA Patriot Act of 2001, please note that the Portfolios' transfer agent will verify certain information on your account application as part of the Portfolios' Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Portfolios' transfer agent at (800) 245-9888 if you need additional assistance when completing your application.


Retirement Plans
The Portfolios are generally available in Individual Retirement Account ("IRA") and Roth IRA plans offered by your financial representative. You may obtain information about opening an IRA account by contacting your financial representative. If you wish to open another type of retirement plan, please contact your financial representative.

How to Exchange Shares

You may exchange your Portfolio shares for shares of any other Portfolio offered by this Prospectus on any day the Portfolios and the New York Stock Exchange ("NYSE") are open for business. The Portfolios generally choose not to charge the 2.00% redemption fee for exchanges among the Portfolios, however, your financial institution may not have a mechanism for waiving this fee. Please check with your financial advisor to determine if you will be able to exchange your shares without the 2.00% redemption fee. The sale of shares may result in a gain or loss for federal income tax purposes.

You may exchange your shares by contacting your financial representative.

How to Sell Shares


You may sell (redeem) your Portfolio shares on any day the Portfolios and the NYSE are open for business through your financial representative. You may pay a 2.00% redemption fee if you are redeeming shares that you purchased in the past eighteen months. This fee is paid to the Portfolios. The Portfolios impose a redemption fee in order to reduce the transaction costs and tax effects of a short term investment in the Portfolios. The redemption fee may not be charged in certain situations, including exchanges among the Portfolios, transactions within a qualified plan, or conversion to a Rochdale separately managed account.


Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form. If you request a redemption in writing, your request must have a signature guarantee attached if the amount to be redeemed exceeds $5,000. Other documentation may be required for certain types of accounts. If you did not purchase your shares with a certified check or wire, the Portfolios may delay payment of your redemption proceeds up to 15 days from the date of purchase or until your check has cleared, whichever occurs first.


Each Portfolio may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions or exchanges you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified in writing that the value of your account is less than $5,000 before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Portfolio takes any action. The Portfolios have the right to pay redemption proceeds in whole or in part by a distribution of securities from its portfolio. It is not expected that the Portfolios would do so except in unusual circumstances.


The sale of shares of may result in a gain or loss for federal income tax purposes.



                           PRICING OF PORTFOLIO SHARES

The price of each Portfolio's shares is based on the Portfolio's net asset value. The net asset value of the Portfolio's shares is determined by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities it holds, plus any cash and other assets. The Portfolio's liabilities are fees and expenses it owes. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received by the Transfer Agent.

The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

All Portfolios, except for the Fixed Income Portfolio, will distribute dividends and capital gains, if any, annually, usually on or about December 20. The Fixed Income Portfolio will distribute dividends quarterly and capital gains, if any, annually. Distributions are automatically reinvested in shares of the Portfolio making the distribution. If you wish to receive your distributions in cash, contact your financial representative before the payment of the distribution.

                                TAX CONSEQUENCES

Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.


If you sell or exchange your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


                             DISTRIBUTION AGREEMENTS


The Portfolios have adopted a distribution plan under Rule 12b-1. This rule allows the Portfolios to pay distribution fees for the sale and distribution of their shares and for services provided to their shareholders. The distribution and service fee is at an annual rate of 0.25% of each Portfolio's average daily net assets, which is payable to the Advisor, as Distributor. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Board of Trustees has determined that no distribution fee will be payable under the distribution plan for 2002.


                              FINANCIAL HIGHLIGHTS


The following tables are intended to help you understand the Portfolios' performance for the periods shown. Certain information reflects financial results for a single Portfolio share. "Total return" shows how much your investment in a Portfolio would have increased or decreased during that period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Certified Public Accountants. Their report and the Portfolios' financial statements are included in the Portfolios' 2002 Annual Report, which is available upon request.




                                                                    Magna Portfolio

                                           -------------------------------------------------------

                                              Year      4/1/01      Year      Year   6/29/98(1)
                                             Ended      through     Ended     Ended    through
                                            12/31/02  12/31/01(5)  3/31/01   3/31/00   3/31/99
                                           -------------------------------------------------------

Net asset value, beginning of period        $23.29     $24.82      $33.45    $29.28   $25.00
                                            ------     ------      ------    ------   ------

Income from investment operations:
Net investment (loss)                        (0.11)     (0.16)      (0.22)    (0.16)   (0.02)
Net realized and unrealized gain (loss) on
 investments                                 (5.61)     (1.38)      (8.18)     4.48     4.30
                                             ------     ------      ------     ----     ----

     Total from investment operations        (5.72)     (1.54)      (8.40)     4.32     4.28
                                             ------     ------      ------     ----     ----

Less distributions:
From net investment income                      -          -          -         -         -
From net realized gains                         -          -        (0.25)    (0.15)      -
                                             ------     ------      ------    ------   -----
     Total distributions                        -          -        (0.25)    (0.15)      -
                                             ------     ------      ------    ------   -----

Paid in capital from redemption fees          0.01       0.01        0.02       -         -
                                             ------     ------      ------    ------   -----

Net asset value, end of period              $17.58     $23.29      $24.82    $33.45   $29.28
                                            ======     ======      ======    ======   ======

Total Return                                (24.52)%    (6.16)%(4) (25.17)%   14.80%   17.12%(2)(4)

Ratios/supplemental data:
Net assets, end of period (millions)         $6.1      $10.5       $13.6     $18.3     $8.1

Portfolio turnover rate                     151.38%     76.18%(4)   81.84%    38.34%   47.81%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed      2.06%      1.87%(3)    1.53%     2.15%    6.19%(3)
After fees waived and expenses absorbed       1.75%      1.75%(3)    1.75%     1.73%    1.60%(3)

Ratio of net investment (loss) to
  average net assets:
Before fees waived and expenses absorbed     (0.75)%    (0.93)%(3)  (0.46)%   (1.09)%  (4.88)%(3)
After fees waived and expenses absorbed      (0.44)%    (0.81)%(3)  (0.68)%   (0.67)%  (0.29)%(3)



(1)  Inception of the Portfolio.
(2)  Commencement of investment operations - October 23, 1998.
(3)  Annualized.
(4)  Not Annualized.
(5) In 2001, the Portfolio changed its fiscal year-end from March 31 to December 31.




                                                              Alpha Portfolio
                                           ------------------------------------------------

                                              Year       4/1/01       Year    6/1/99(1)
                                             Ended      through       Ended    through
                                            12/31/02  12/31/01(4)    3/31/01   3/31/00
                                           ------------------------------------------------
Net asset value, beginning of period         $26.19      $23.77      $30.40     $25.00
                                             ------      ------      ------     ------
Income from investment operations:
Net investment (loss)                         (0.29)      (0.29)      (0.45)     (0.13)
Net realized and unrealized gain (loss)
    on investments                            (7.92)       2.75       (6.15)      5.53
                                              ------       ----       ------      ----
     Total from investment operations         (8.21)       2.46       (6.60)      5.40
                                              ------       ----       ------      ----

Less distributions:
From net investment income                       -           -           -          -
From net realized gains                          -        (0.06)      (0.06)        -
                                              ------       ----       -----      ----
     Total distributions                         -        (0.06)      (0.06)        -
                                              ------       ----       ------      ----

Paid in capital from redemption fees           0.02        0.02        0.03         -
                                              ------       ----       ------      ----

Net asset value, end of period               $18.00      $26.19      $23.77     $30.40
                                             ======      ======      ======     ======

Total Return                                 (31.27)%     10.42%(3)  (21.66)%    21.60%(3)

Ratios/supplemental data:
Net assets, end of period (millions)          $4.6       $10.0        $9.8       $8.6

Portfolio turnover rate                       28.89%      52.46%(3)   95.97%     22.48%(3)

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed       2.24%       1.98%(2)    1.96%      5.64%(2)
After fees waived and expenses absorbed        1.85%       1.85%(2)    1.85%      1.83%(2)

Ratio of net investment (loss) to average
  net assets:
Before fees waived and expenses absorbed      (1.37)%       (1.51)%(2)  (1.77)%    (5.11)% (2)
After fees waived and expenses absorbed       (0.98)%       (1.39)%(2)  (1.66)%    (1.30)%(2)



(1) Inception of the Portfolio. (2) Annualized. (3) Not Annualized.
(4) In 2001, the Portfolio changed its fiscal year-end from March 31 to December 31.




                                                              Atlas Portfolio
                                          ------------------------------------------------------------
                                             Year      4/1/01        Year      Year     6/29/98(1)
                                             Ended    through       Ended     Ended      through
                                           12/31/02 12/31/01(5)    3/31/01   3/31/00     3/31/99
                                          -----------------------------------------------------------
Net asset value, beginning of period        $24.37    $26.06       $37.83    $30.52     $25.00
                                            ------    ------       ------    ------     ------
Income from investment operations:
Net investment income (loss)                  0.20      0.36         0.22     (0.11)      -
Net realized and unrealized gain (loss)
  on  investments                            (2.63)    (1.98)      (11.89)     8.76       5.52
                                             ------    ------      -------     ----       ----

     Total from investment operations        (2.43)    (1.62)      (11.67)     8.65       5.52
                                             ------    ------      -------     ----       ----

Less distributions:
From net investment income                   (0.21)    (0.12)       (0.10)    (0.08)       -
From net realized gain                         -         -            -       (1.26)       -
                                             ------   -------      -------    ------      ----
    Total distributions                      (0.21)    (0.12)       (0.10)    (1.34)       -
                                             ------    ------       ------    ------      ----

Paid in capital from redemption fees          0.01      0.05          -         -          -
                                             ------    ------       ------    ------      ----

Net asset value, end of period              $21.74    $24.37       $26.06    $37.83     $30.52
                                            ======    ======       ======    ======     ======

Total Return                                 (9.92)%   (6.00)%(4)  (30.89)%   28.53%     22.08%(2)(4)

Ratios/supplemental data:
Net assets, end of period (millions)        $28.1     $41.0        $60.8     $62.8      $10.1

Portfolio turnover rate                      34.53%    42.12%(4)    71.99%    35.97%     22.90%(4)

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed      1.64%     1.46%(3)     1.32%     1.73%      7.79%(3)
After fees waived and expenses absorbed       1.64%     1.46%(3)     1.37%     1.91%      1.61%(3)

Ratio of net investment income (loss)
  to average net assets:
Before fees waived and expenses absorbed      0.54%     0.82%(3)     0.69%    (0.63)%    (6.26)%(3)
After fees waived and expenses absorbed or    0.54%     0.82%(3)     0.74%    (0.81)%    (0.08)%(3)
recouped

(1)  Inception of the Portfolio.
(2)  Commencement of investment operations - October 2, 1998.
(3)  Annualized.
(4)  Not Annualized.
(5) In 2001, the Portfolio changed its fiscal year-end from March 31 to December 31.



                                                       Large Growth Portfolio
                                         --------------------------------------
                                              Year      Year   12/31/99(1)
                                             Ended     Ended      Ended
                                            12/31/02  12/31/01   12/31/00
                                         --------------------------------------
Net asset value, beginning of period        $17.91    $20.53     $25.00
                                            ------    ------     ------
Income from investment operations:
Net investment (loss)                        (0.01)    (0.03)     (0.03)
Net realized and unrealized (loss)
        on investments                       (4.53)    (2.60)     (4.44)
                                             ------    ------     ------
     Total from investment operations        (4.54)    (2.63)     (4.47)
                                             ------    ------     ------

Less distributions:
From net investment income                      -         -          -
From net realized gains                         -         -          -
                                             ------    ------     ------
     Total distributions                        -         -          -
                                             ------    ------     ------
Paid in capital from redemption fees          0.01      0.01         -
                                             ------    ------     ------

Net asset value, end of period              $13.38    $17.91     $20.53
                                            ======    ======     ======

Total Return                                (25.29)%  (12.76)%   (17.88)%

Ratios/supplemental data:
Net assets, end of period (millions)        $13.2     $10.8      $ 3.3

Portfolio turnover rate                      32.18%    45.16%     10.43%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed      1.23%     1.63%      6.95%
After fees waived and expenses absorbed       1.25%     1.25%      1.25%

Ratio of net investment (loss) to
        average net assets:
Before fees waived and expenses absorbed     (0.04)%   (0.60)%    (6.18)%
After fees waived and expenses absorbed      (0.06)%   (0.22)%    (0.48)%


(1) Inception of the Portfolio.




                                                        Large Value Portfolio
                                          --------------------------------------
                                               Year        Year     12/31/99(1)
                                              Ended       Ended        Ended
                                             12/31/02    12/31/01     12/31/00
                                          --------------------------------------
Net asset value, beginning of period         $22.56      $25.99       $25.00
                                             ------      ------       ------
Income from investment operations:
Net investment income                          0.12        0.07         0.06
Net realized and unrealized gain (loss)
        on investments                        (5.33)      (3.44)        0.99
                                              ------      ------        ----
     Total from investment operations         (5.21)      (3.37)        1.05
                                              ------      ------        ----
Less distributions:
From net investment income                    (0.10)      (0.07)       (0.06)
From net realized gains                        -           -              -
     Total distributions                      (0.10)      (0.07)       (0.06)
                                              ------      ------       ------

Paid in capital from redemption fees           0.02        0.01           -
                                              ------      ------       ------

Net asset value, end of period               $17.27      $22.56       $25.99
                                             ======      ======       ======

Total Return                                 (22.97)%    (12.91)%       4.21%
Ratios/supplemental data:
Net assets, end of period (millions)         $14.7        $9.6         $2.6

Portfolio turnover rate                       35.75%      40.60%       10.36%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed       1.22%       1.78%        7.87%
After fees waived and expenses absorbed        1.25%       1.25%        1.25%

Ratio of net investment income to
        average net assets:
Before fees waived and expenses absorbed       0.77%      (0.01)%      (6.03)%
After fees waived and expenses absorbed        0.74%       0.52%        0.59%


(1) Inception of the Portfolio.


                                                 Mid/Small Growth Portfolio
                                           -------------------------------------

                                                Year       Year     12/31/99(1)
                                               Ended      Ended        Ended
                                              12/31/02   12/31/01     12/31/00
                                           -------------------------------------
Net asset value, beginning of period           $27.41     $29.58       $25.00
                                               ------     ------       ------
Income from investment operations:
Net investment (loss)                           (0.18)     (0.14)       (0.09)
Net realized and unrealized gain (loss)
        on investments                          (5.49)     (1.92)        4.67
                                                ------     ------        ----
     Total from investment operations           (5.67)     (2.06)        4.58
                                                ------     ------        ----
Less distributions:
From net investment income                          -          -            -
From net realized gains                             -      (0.11)           -
                                                ------     ------        ----
     Total distributions                            -      (0.11)           -
                                                ------     ------        ----
Paid in capital from redemption fees             0.02          -            -

Net asset value, end of year                   $21.76     $27.41       $29.58
                                               ======     ======       ======

Total Return                                   (20.61)%    (6.94)%      18.32%

Ratios/supplemental data:
Net assets, end of period (millions)           $13.2       $7.9         $2.1

Portfolio turnover rate                         38.26%     47.27%       93.32%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed         1.27%      2.08%        9.80%
After fees waived and expenses absorbed          1.35%      1.35%        1.35%

Ratio of net investment (loss) to average
        net assets:
Before fees waived and expenses absorbed        (0.79)%    (1.57)%      (9.36)%
After fees waived and expenses absorbed         (0.87)%    (0.84)%      (0.91)%


(1) Inception of the Portfolio.



                                                       Mid/Small Value Portfolio
                                           -------------------------------------
                                                Year        Year    12/31/99(1)
                                               Ended       Ended       Ended
                                              12/31/02    12/31/01    12/31/00
                                           -------------------------------------
Net asset value, beginning of period          $31.36      $29.86      $25.00
                                              ------      ------      ------

Income from investment operations:
Net investment income                           0.01        0.06        0.07
Net realized and unrealized gain
        on investments                         (4.47)       1.50        4.95
                                               ------       ----        ----
     Total from investment operations          (4.46)       1.56        5.02
                                               ------       ----        ----

Less distributions:
From net investment income                      -          (0.06)      (0.07)
From net realized gains                        (0.14)      (0.01)      (0.09)
                                               ------      ------      ------
     Total distributions                       (0.14)      (0.07)      (0.16)
                                               ------      ------      ------

Paid in capital from redemption fees            0.03        0.01          -
                                               ------       ----        ----

Net asset value, end of period                $26.79      $31.36      $29.86
                                              ======      ======      ======

Total Return                                  (14.12)%      5.27%      20.13%

Ratios/supplemental data:
Net assets, end of period (millions)          $13.6        $7.0        $1.8

Portfolio turnover rate                        40.06%      51.74%      58.74%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed        1.25%       2.23%      10.80%
After fees waived and expenses absorbed         1.35%       1.35%       1.35%

Ratio of net investment income to average
        net assets:
Before fees waived and expenses absorbed        0.14%      (0.60)%     (8.82)%
After fees waived and expenses absorbed         0.04%       0.28%       0.63%

(1) Inception of the Portfolio.





                                                     Intermediate Fixed
                                                      Income Portfolio
                                           -------------------------------------

                                               Year       Year     12/31/99(1)
                                              Ended      Ended        Ended
                                             12/31/02   12/31/01   12/31/00(2)
                                           -------------------------------------

Net asset value, beginning of period          $26.81     $25.77       $25.00
                                              ------     ------       ------
Income from investment operations:
Net investment income                           1.35       1.49         1.12
Net realized and unrealized gain
        on investments                          1.08       1.00         0.67
                                                ----       ----         ----
     Total from investment operations           2.43       2.49         1.79
                                                ----       ----         ----

Less distributions:
From net investment income                     (1.34)     (1.42)       (1.02)
From net realized gains                          -        (0.03)           -
                                                ----       ----         ----
Total distributions                            (1.34)     (1.45)       (1.02)
                                               ------     ------       ------

Paid in capital from redemption fees            0.02         -            -
                                               ----       ----         ----

Net asset value, end of period                $27.92     $26.81       $25.77
                                              ======     ======       ======
Total Return                                    9.37%      9.80%        7.56%

Ratios/supplemental data:
Net assets, end of period (millions)          $36.0      $14.3         $2.6

Portfolio turnover rate                        46.93%     20.89%       40.95%

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed        0.88%      1.35%       11.24%
After fees waived and expenses absorbed         0.70%      0.54%        0.00%


Ratio of net investment income to average
        net assets:
Before fees waived and expenses absorbed        4.98%      5.04%       (2.19)%
After fees waived and expenses absorbed         5.16%      5.85%        9.05%

(1) Inception of the Portfolio. (2) These amounts have been restated.




                                 PRIVACY NOTICE


The Portfolios may collect non-public personal information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to non-affiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

     If you hold shares of the Portfolios through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.




3

                               Investment Advisor
                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (800) 245-9888
                                www.rochdale.com

                                   Distributor
                               RIM Securities LLC
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (800) 245-9888

                                    Custodian
                         Union Bank of California, N.A.

                         475 Sansome Street - 15th Floor

                         San Francisco, California 94111

                     Transfer and Dividend Disbursing Agent
                         U.S. Bancorp Fund Services, LLC
                              615 E Michigan Street
                           Milwaukee, Wisconsin 53202
                                 (800) 209-1967

                              Independent Auditors
                              Tait, Weller & Baker

                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103


                            Rochdale Investment Trust
                              570 Lexington Avenue

                          New York, New York 10022-6837

                                 (800) 245-9888

Rochdale Investment Trust
570 Lexington Avenue New York, NY 10022-6837
(800) 245-9888 www.rochdale.com

You can discuss your questions about the Portfolios, and request other information, including the Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Portfolios at (800) 245-9888 or visiting our Web site at www.rochdale.com. In the Portfolios' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. The SAI provides detailed information about the Portfolios and is incorporated into this Prospectus by reference.

You can review and copy information about the Portfolios, including the Portfolios' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send email to the Commission requesting information at publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.




(Rochdale   Investment  Trust's  SEC  Investment  Company  Act  file  number  is
811-08685)




                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003


                            Rochdale Magna Portfolio
                            Rochdale Alpha Portfolio
                            Rochdale Atlas Portfolio
                         Rochdale Large Growth Portfolio
                         Rochdale Large Value Portfolio
                       Rochdale Mid/Small Growth Portfolio
                       Rochdale Mid/Small Value Portfolio
                  Rochdale Intermediate Fixed Income Portfolio

                   Each a Series of Rochdale Investment Trust

                              570 Lexington Avenue
                             New York, NY 0022-6837
                                 (212) 702-3500


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated May 1, 2003, as may be revised of the Rochdale Portfolios named above, which are series of Rochdale Investment Trust (the "Trust"). Rochdale Investment Management Inc. ("Rochdale") is investment advisor to the Portfolios. A copy of the Portfolios' Prospectus is available by calling the number listed above or (800) 245-9888.


                                TABLE OF CONTENTS
THE TRUST......................................................................2
INVESTMENT OBJECTIVES AND POLICIES.............................................2
INVESTMENT RESTRICTIONS.......................................................19
DISTRIBUTIONS AND TAX INFORMATION.............................................20
TRUSTEES AND EXECUTIVE OFFICERS...............................................24
THE PORTFOLIOS' INVESTMENT ADVISOR............................................27
THE PORTFOLIOS' ADMINISTRATOR.................................................29
THE PORTFOLIOS' DISTRIBUTOR...................................................30
DISTRIBUTION PLAN.............................................................31
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................31
PORTFOLIO TURNOVER............................................................34
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................35
DETERMINATION OF SHARE PRICE..................................................37
PERFORMANCE INFORMATION.......................................................38
GENERAL INFORMATION...........................................................42
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................42
CAPITAL STRUCTURE.............................................................42
FINANCIAL STATEMENTS..........................................................43
APPENDIX A....................................................................44


                                    THE TRUST


Rochdale Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on March 10, 1998. The Trust may consist of various series, which represent separate investment portfolios. This SAI relates only to the Portfolios listed on the cover page.


The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Portfolios. The Prospectus for the Portfolios and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


The Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio and Rochdale Intermediate Fixed Income Portfolio have a fiscal year ending on December 31st. In 2001, the Board of Trustees approved changing the Rochdale Magna Portfolio, Rochdale Alpha Portfolio and Rochdale Atlas Portfolio's fiscal year ending from March 31st to December 31st. The financial disclosure contained in this SAI covers the fiscal year of each of the Portfolios.


                       INVESTMENT OBJECTIVES AND POLICIES


Each of the Portfolios, other than the Intermediate Fixed Income Portfolio, has the investment objective of long-term capital appreciation. The Intermediate Fixed Income Portfolio has the primary objective of current income and, to the extent consistent with this goal, capital appreciation. Each Portfolio is diversified (see fundamental investment restriction 8 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. The following discussion supplements the discussion of the Portfolios' investment objective and policies as set forth in the Prospectus. There can be no assurance that the objective of any Portfolio will be attained.


Convertible Securities and Warrants


The Portfolios may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Portfolio's entire investment therein).


Investment Companies


Each Portfolio may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. In addition to a Portfolio's advisory fee, an investment in an underlying mutual fund will involve payment by a Portfolio of its pro rata share of advisory and administrative fees charged by such fund.


Securities Loans


Each Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed one-half of the value of a Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities, or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Portfolio can increase its income through the investment of such collateral. A Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by Rochdale to be of good standing and will not be made unless, in the judgment of Rochdale, the consideration to be earned from such loans justifies the risk.


Short Sales

Each Portfolio may seek to hedge investments or realize additional gains through short sales. Each Portfolio may make short sales, which are transactions in which a Portfolio sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. A Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which a Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain the net proceeds of the short sale until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales.

A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses a Portfolio may be required to pay in connection with a short sale.


No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Portfolio's net assets.


Whenever a Portfolio engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Illiquid Securities


Each Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Rochdale will monitor the amount of illiquid securities held by the Portfolios, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Portfolios' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Portfolio might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.


Repurchase Agreements


Each Portfolio may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. Each Portfolio will generally enter into repurchase agreements of short duration, from overnight to one week, although the underlying securities generally have longer maturities. Each Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "Investment Company Act"), a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Portfolio has not perfected a security interest in the U.S. Government security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Portfolio, Rochdale seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.


Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities


Each Portfolio may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, a Portfolio makes no payment to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, a Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Rochdale does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. A Portfolio will segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.


Fixed Income Securities


The Intermediate Fixed Income Portfolio will invest primarily in fixed income securities, and the other Portfolios also may hold such securities when Rochdale believes that opportunities for long-term capital growth exist. The Portfolios' investments in fixed income securities of domestic and foreign issuers are limited to corporate debt securities (bonds, debentures, notes, and other similar corporate debt instruments), and bills, notes and bonds issued by the U.S. Government, its agencies and instrumentalities or foreign governments.

The market value of fixed income securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities decreases. Conversely, as interest rates fall, the market value of fixed income securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of fixed income securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities, such as oil. In addition, the market value of fixed income securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

Fixed income securities that will be eligible for purchase by the Portfolios include investment grade corporate debt securities, those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

The Portfolios reserve the right to invest in securities rated lower than BB by S&P or lower than Baa by Moody's. Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.


Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Portfolio may decline proportionately more than a Portfolio consisting of higher-rated securities. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.


Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. If a security's rating is reduced while it is held by the Portfolio, the Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.


Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.

U.S. Government Securities

U.S. Government securities in which the Portfolios may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for
Reconstruction and Development and Student Loan Marketing Association. All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment. See Appendix A for a description of corporate bond ratings.

Short-Term Investments

Each Portfolio may invest in any of the following securities and instruments:


Certificates of Deposit, Banker's Acceptances and Time Deposits. Each Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, each Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


Commercial Paper and Short-Term Notes. Each Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.


Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Rochdale to be of comparable quality. See Appendix B for a description of commercial paper ratings.


Foreign Investments and Currencies


The Portfolios may invest in securities of foreign issuers that are not publicly traded in the United States. The Portfolios may also invest in Depositary Receipts, purchase and sell foreign currency on a spot basis, and enter into forward currency contracts (see "Forward Currency Contracts," below).

Depositary Receipts. The Portfolios may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Portfolios may also hold American Depositary Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.


Risks of Investment in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.


Currency Fluctuations. The Portfolios may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio's assets denominated in that currency. Such changes will also affect a Portfolio's income. The value of a Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Euro Conversion. Several European countries adopted a single uniform currency known as the "Euro," effective January 1, 1999. The Euro conversion, that will take place over a several-year period, could have potential adverse effects on a Portfolio's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with a Portfolio's operations. The Portfolios and Rochdale are working with providers of services to the Portfolios in the areas of clearance and settlement of trades to avoid any material impact on the Portfolios due to the Euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on a Portfolio.

Market Characteristics. Rochdale expects that many foreign securities in which a Portfolio invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. Though growing, they usually have substantially less volume than U.S. markets, and a Portfolio's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose a Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.


Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.


Taxes. The interest and dividends payable on some of a Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Portfolio shareholders.


Costs. To the extent that a Portfolio invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.


Emerging Markets. Some of the securities in which a Portfolio may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Portfolio's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.


Options and Futures Strategies

Each Portfolio may purchase put and call options, engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, a Portfolio may engage in the purchase and sale of options on securities and stock indices, index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Portfolios will not engage in such transactions for the purposes of speculation or leverage.


Options on Securities. To hedge against adverse market shifts, a Portfolio may purchase put and call options on securities held in its portfolio. In addition, a Portfolio may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as a Portfolio is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Portfolio will not exceed 25% of the Portfolio's total assets. A Portfolio will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

Each Portfolio may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Portfolio has the right to sell the securities underlying the option, and as the holder of a call option, a Portfolio has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Portfolio may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Portfolio would sell an option of the same series as the one it has purchased.

A Portfolio receives a premium when it writes call options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. A Portfolio receives a premium when it writes put options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods, a Portfolio will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, a Portfolio seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Portfolio seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Portfolio will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Portfolio are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Portfolio's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Portfolio did not invest in options.


OTC Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by Rochdale and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


Each Portfolio may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Portfolio's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Portfolio will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Portfolio has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, a Portfolio will count as illiquid only the initial formula price minus the option's intrinsic value. Each Portfolio will enter into such contracts only with primary U.S. Government securities dealers recognized by Federal Reserve Banks. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which a Portfolio enters into repurchase agreements.


Stock Index Options. In seeking to hedge all or a portion of its investment, a Portfolio may purchase and write put and call options on stock indices listed on securities exchanges.


A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.


When a Portfolio writes an option on a stock index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain liquid assets with a value sufficient at all times to cover its potential obligations while the option is open.

Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Portfolio writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Portfolio to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although a Portfolio generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Portfolio desires to engage in such a transaction.


Risks Relating to Purchase and Sale of Options on Stock Indices. Purchase and sale of options on stock indices by a Portfolio are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Portfolio's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on stock indices will be subject to the ability of Rochdale to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event Rochdale is unsuccessful in predicting the movements of an index, a Portfolio could be in a worse position than had no hedge been attempted.

Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. However, it will be each Portfolio's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.


Futures Contracts


Each Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts ("futures contracts"). The purpose of the acquisition or sale of a futures contract by a Portfolio is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Portfolio may invest have been developed by and are traded on national commodity exchanges. A Portfolio may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.


A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.


The purpose of trading futures contracts is to protect a Portfolio from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Portfolio's investment securities will exceed the value of the futures contracts sold by it, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets. No consideration is paid or received by a Portfolio upon trading a futures contract. Instead, upon entering into a futures contract, a Portfolio is required to deposit an amount of cash or U.S. Government securities generally equal to 10% or less of the contract value. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio may elect to close a position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract.

Each short position in a futures contract entered into by a Portfolio is secured by the Portfolio's ownership of underlying securities. A Portfolio does not use leverage when it enters into long futures contracts; the Portfolio segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

Each Portfolio may trade futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Each Portfolio intends to comply with CFTC regulations and avoid "commodity pool operator" or "commodity trading advisor" status. These regulations require that a Portfolio use futures positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of a Portfolio's portfolio.


Risks of Transactions in Futures Contracts. There are several risks in using futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.


Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable stock index. It is possible that a Portfolio might sell stock index futures contracts to hedge against a decline in the market, only to have the market advance and the value of securities held by the Portfolio decline. If this occurred, a Portfolio would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, Rochdale believes that over time the value of a Portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the portfolio securities sought to be hedged.


Successful use of futures contracts by a Portfolio is subject to the ability of Rochdale to predict correctly movements in the direction of the market. If a Portfolio has hedged against the possibility of a decline in the value of the stocks it holds and stock prices increase instead, the Portfolio would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.


Liquidity of Futures Contracts. Each Portfolio may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by a Portfolio. A Portfolio may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Portfolio, and the Portfolio realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although each Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Investments in futures contracts by their nature tend to be more short-term than other securities investments made by a Portfolio. A Portfolio's ability to make such investments, therefore, may result in an increase in portfolio activity and thereby may result in the payment of additional transaction costs.


Forward Currency Contracts

Each Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Swap Contracts

Types of Swaps. The Portfolios may use the following: (i) Long equity swap contracts: where a Portfolio pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) Short equity swap contracts: where a Portfolio receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; (iii) Contracts for differences: equity swaps that contain both a long and short equity component; (iv) Interest rate swap contracts: where a Portfolio exchanges fixed interest payments for floating payments or vice versa; (v) Currency swap contracts: where a Portfolio exchanges one currency for another at a forward exchange rate; and (vi) other similar contractual agreements to exchange credit obligations.

Uses. The Portfolios may use swaps for (i) various reasons, including, but not limited to traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in a Portfolio; (ii) anticipatory purchase hedging purposes - where a Portfolio that anticipates significant cash purchase transactions enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where a Portfolio that expects significant demand for redemptions enters into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion; (iv) direct investment - where a Portfolio purchases (particularly long equity swap contracts in place of investing directly in securities; (v) risk management where a Portfolio uses equity swap contracts to adjust the weight of the Portfolio to a level the Advisor feels is the optimal exposure to individual markets, sectors and equities or where the Portfolio uses currency swap contracts to capture inefficiencies in foreign exchange rates or to minimize exposure to the purchase price of a foreign security held by the Portfolio or where a Portfolio uses interest rate swap contracts to exchange a disadvantageous interest rate (whether floating or fixed) for a different interest rate.

Limitations on Use. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirement of a Portfolio.


                             INVESTMENT RESTRICTIONS


The following policies and investment restrictions have been adopted by each Portfolio and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.


A Portfolio may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of portfolio securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings are in excess of 5% of total assets).

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

4. Purchase or sell real estate, or commodities or commodity contracts, except that a Portfolio may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

6. Issue senior securities, as defined in the Investment Company Act except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

7.   Invest in any issuer for purposes of exercising control or management.

8. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

Each Portfolio observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. A Portfolio may not:

9. Invest in securities of other investment companies except as provided for in the Investment Company Act.

10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually by the Portfolios other than the Intermediate Fixed Income Portfolio, which distributes income dividends quarterly with annual distributions of any undistributed net investment income by the Equity Portfolios expected on or about December 20 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 20 of each year.

Each distribution by a Portfolio will be accompanied by a brief explanation of the form and character of the distribution. In January of each year the Portfolios will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

Tax Information


Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing of distributions. It is each Portfolio's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Portfolio will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Portfolio must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Portfolio paid no federal excise tax.

Each Portfolio's ordinary income generally consists of interest, dividend income and income from short sales, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Portfolio.

Each Portfolio may write, purchase, or sell certain options, futures, and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of a Portfolio's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, a Portfolio may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.


Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.


Any long-term capital gain distributions are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Portfolio's shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolios with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Portfolio reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

If more than 50% of the value of a Portfolio's total assets at the close of the taxable year consists of stock or securities in foreign corporation, the Portfolio may elect to pass through to shareholders the right to take the credit for any foreign taxes paid by the Portfolio. If a Portfolio does not qualify for or does not make the election, only the Portfolio and not the shareholder may take the credit.

Generally,  a credit  for  foreign  taxes  may not  exceed  the  portion  of the shareholder's  U.S.  federal  income  tax  (determined  without  regard  to  the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by a Portfolio from foreign source income will be treated as foreign source income. A Portfolio's gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Portfolio which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by a Portfolio even if the Portfolio is eligible and makes the election to pass through those credits.


The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.


Any security or other position entered into or held by a Portfolio that substantially diminishes the Portfolio's risk of loss from any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolios that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Portfolio. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of a Portfolio's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss. Each Portfolio will not be subject to corporate income tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income. In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Portfolios and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Portfolio under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS


The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, including the Trustees who are not interested persons of the Advisor and the Trust as that term is define in the 1940 Act ("Disinterested Trustees"), their affiliations, ages and principal occupations for the past five years are set forth below.


                                            Interested Persons
---------------------------------------------------------------------------------------------------------
Name, Address and Age       Position(s)  Term of    Principal Occupation(s) # of Portfolios     Other
                             Held with  Office and   During Past Five Years in Fund Complex Directorships
                              Fund      Length of                             Overseen by      Held by
                                        Time Served                             Trustee        Trustee
--------------------------- ----------- ----------- ----------------------- --------------- -------------

Carl Acebes (1)             Chairman    Since 1998  Chairman of Rochdale           8             None
570 Lexington Avenue        and Trustee             Investment Management
New York, NY 10022                                  and Chief Investment
Age: 56                                             Officer

Garrett R. D'Alessandro (1) President,  Since 1998  President, Chief               8             None
570 Lexington Avenue        Secretary               Executive Officer and
New York, NY 10022          and                     Director of Research
Age: 45                     Treasurer               of Rochdale Investment
                                                    Management

---------------------------------------------------------------------------------------------------------

(1)  "Interested person" of the Trust (as defined in the Investment Company Act)because of his affiliation with the Advisor.


                                         Disinterested Persons
---------------------------------------------------------------------------------------------------------
Name, Address and Age       Position(s)  Term of    Principal Occupation(s) # of Portfolios     Other
                             Held with  Office and   During Past Five Years in Fund Complex Directorships
                              Fund      Length of                             Overseen by      Held by
                                        Time Served                             Trustee        Trustee
--------------------------- ----------- ----------- ----------------------- --------------- -------------

Maxime C. Baretge             Trustee   Since 1998  President, P.A.                8             None
570 Lexington Avenue                                Pommares Agencies, S.A.
New York, NY 10022                                  (luxury goods
Age: 62                                             distribution)

Jerry Roland                  Trustee   Since 2001  Consultant, Credit             8             None
570 Lexington Avenue                                Suisse-First Boston,
New York, NY 10022                                  (securities and
Age: 66                                             investment banking)


Board Committees
The Board of Trustees has three standing committees as described below:


Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. During the fiscal year ended December 31, 2002, the Audit Committee met one time. The two Disinterested Trustees comprise the Audit Committee.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. During the fiscal year ended December 31, 2002, the Nominating Committee has met once. The two Disinterested Trustees comprise the Nominating Committee.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. During the fiscal year ended December 31, 2002, the Valuation Committee has met twice. All Trustees comprise the Valuation Committee.


There are no policies in place regarding nominees recommended by shareholders.

Board Compensation


Set forth below is the rate of compensation received by the following Trustees from all Portfolios for the calendar year ended December 31, 2002. This total amount is allocated among the Portfolios. Disinterested Trustees receive an annual retainer of $1,000 and a fee of $500 for each regularly scheduled meeting. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Portfolios or any other portfolio of the Trust.


------------------------------------------------------------------------------------------------
                                         Pension or
                                         Retirement                        Total Compensation
                          Aggregate   Benefits accrued   Estimated Annual  from Fund And Fund
                        Compensation    as Part of Fund    Benefits Upon      Complex Paid to
Name of Person,          From Fund         Expenses          Retirement          Trustees
Position
----------------------  ------------  -----------------  ----------------  ---------------------


Maxime C. Baretge,         $5,000           $0                 $0               $5,000
Disinterested Trustee

Jerry Roland,              $5,000           $0                 $0               $5,000
Disinterested Trustee

Carl Acebes,                None            $0                 $0                None
Interested Trustee



Board Interest in the Fund

As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Portfolio.

                                       Key
                                       ---
                                       A. None
                                       B. $1-$10,000
                                       C. $10,001-$50,000
                                       D. $50,001-$100,000
                                       E. over $100,000

                        Dollar Range of Equity Securities Beneficially Owned in the Portfolios (1)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        Aggregate Dollar
                                                                                                        Range of Equity
                                                                                                           Securities
                                                                                                       Beneficially Owned
                                                                                                        in All Registered
                                                                                                           Investment
                                                                                                       Companies Overseen
                                                                                          Intermediate    by Trustee in
                                                Large      Large   Mid/Small   Mid/Small      Fixed          Family of
                   Magna     Alpha     Atlas    Growth     Value    Growth      Value         Income         Investment
Name of Trustee  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio      Companies (1)
---------------- --------- --------- -------- --------- --------- ----------- ----------- ------------ --------------------
  Carl Acebes       A         A         A        A         A          A           A            A                A

   Maxime C.        A         A         A        A         A          A           A            A                A
    Baretge

 Jerry Roland       A         A         A        A         A          A           A            E                E

  Garrett R.        A         A         A        A         A          A           A            A                A
 D'Alessandro


---------------------------------------------------------------------------------------------------------------------------

(1)  Beneficial Ownership is determined in accordance with Rule 16a-1(a)(2)under the Securities Exchange Act of 1934, as amended.



                       THE PORTFOLIOS' INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Portfolios by Rochdale Investment Management LLC ("Rochdale" or the "Advisor"), pursuant to an Investment Advisory Agreement ("Advisory Agreement").

The Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of Portfolios to which the Advisory Agreement applies, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either Portfolio or Rochdale upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees requests and evaluates information provided by the Advisor and the investment managers, in accordance with Section 15(c) of the 1940 Act. At its last annual review meeting on May 1, 2002, the Board considered a number of factors in reviewing and recommending renewal of the existing Advisory Agreement, including the nature and quality of the services provided to the Funds by the Advisor and the investment managers, the fees and expenses borne by the Funds, and the profitability of the relationship for the Advisor.

In reviewing the quality of services provided to the Funds, the Board considered comparative performance information for the Funds. The Board also reviewed the quality and depth of the Advisor's organization in general and of the investment professionals providing services to the Funds. The Board also considered information on the quality, depth, and performance of the investment managers to the Funds. In reviewing the fees and expenses borne by the Funds, the Board noted, among other things, that the Advisor continues to be committed to managing and monitoring the Funds' respective advisory fees and that their total expenses over various periods of time, as a percentage of their average net assets, were favorable generally in relation to the relevant peer groups. The Board also took note of the Advisor's commitment to maintain a low expense ratio for the Funds even to the extent of subsidizing Fund expenses and waiving portions of its fee when appropriate.

Based on the review, the Board, including the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act, concluded that the advisory fees and other expenses of the Funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received and continue to receive reasonable value in return for paying such fees and expenses. The Board therefore concluded that continuing the advisory arrangement with the Advisor was in the best interests of shareholders and the Funds.

As compensation for its advisory services under the Advisory Agreement, the Portfolios pay to the Advisor a monthly management fee at the annual rate shown below. As described in the Prospectus, the Advisor has contractually agreed to limit the expenses of the Fund as shown below. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Portfolio.

Fund                                     Advisory Fee   Expense Limitation
----                                     ------------   ------------------
Magna Portfolio                              1.00%             1.75%
Alpha Portfolio                              1.00%             1.85%
Atlas Portfolio                              1.00%             1.95%
Large Growth Portfolio                       0.50%             1.25%
Large Value Portfolio                        0.50%             1.25%
Mid/Small Growth Portfolio                   0.50%             1.35%
Mid/Small Value Portfolio                    0.50%             1.35%
Intermediate Fixed Income Portfolio          0.40%             0.90%

For the fiscal periods ended March 31, 2000 and 2001 and December 31, 2001 and 2002, the Advisor was paid the following advisory fees for the Magna, Alpha and Atlas Portfolios:




--------------------------------- ----------------- -------------------- -----------------
                     Fiscal Year  Fiscal Year Ended Fiscal Period 4-1-01 Fiscal Year Ended
                    Ended 3-31-00      3-31-01        through 12-31-01        12-31-02
--------------------------------- ----------------- -------------------- -----------------
Magna Portfolio (1)    $125,469       $176,525              $91,050           $83,631
Fees Waived                 ($0)           ($0)            ($10,921)         ($25,530)

Alpha Portfolio (2)     $27,313       $112,009              $79,693           $75,339
Fees Waived            ($27,313)      ($12,530)            ($10,067)         ($29,596)

Atlas Portfolio (3)    $291,714       $676,354             $410,073          $358,629
Fees Waived                 ($0)           ($0)                 ($0)              ($0)


-------------------------------------------------------------------------------------------
(1)  The Portfolio commenced operations on October 23, 1998.
(2)  The Portfolio commenced operations on June 1, 1999.
(3)  The Portfolio commenced operations on October 2, 1998.


For the fiscal years ended December 31, 2000, 2001 and 2002 the Advisor was paid the following advisory fees for the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios:


------------------------------ ------------------ ------------------ ------------------

                                  Fiscal Year        Fiscal Year        Fiscal Year
                                Ended 12-31-00     Ended 12-31-01     Ended 12-31-02
------------------------------ ------------------ ------------------ ------------------
Large Growth Portfolio (1)          $5,109           $33,740            $63,407
Fees Waived                        ($5,109)         ($25,780)               ($0)

Large Value Portfolio (1)           $4,426           $29,467            $66,003
Fees Waived                        ($4,426)         ($29,467)               ($0)

Mid/Small Growth Portfolio (1)      $3,532           $23,798            $62,683
Fees Waived                        ($3,532)         ($23,798)               ($0)

Mid/Small Value Portfolio (1)       $3,174           $21,322            $61,510
Fees Waived                        ($3,174)         ($21,322)               ($0)

Intermediate Fixed Income           $2,347           $32,076            $95,755
Portfolio (1) Fees Waived          ($2,347)         ($32,076)          ($42,225)

---------------------------------------------------------------------------------------
(1) The Portfolio commenced operations on December 31, 1999.


The  Advisor  has  recouped  the  following  amounts  for  expenses   previously
reimbursed:

                                                    Advisor
Fund                                               Recoupments
-----                                              -----------
Large Growth Portfolio                                $2,110
Large Value Portfolio                                 $4,028
Mid/Small Growth Portfolio                            $9,905
Mid/Small Value Portfolio (1)                        $12,165


                          THE PORTFOLIOS' ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as administrator for the Portfolios. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required filings necessary to maintain each Portfolio's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio related expenses; monitor and oversee the activities of the Portfolios' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Portfolio's daily expense accruals; and perform such additional services as may be agreed upon by the Portfolios and the Administrator. For its services, the Administrator receives from the Portfolios a total annual fee, paid monthly, in the amount of $200,000.

The following administrative fees were paid by the Magna, Alpha and Atlas Portfolios for the fiscal periods ended March 31, 2000 and 2001 and December 31, 2001 and 2002:




                   Fiscal Year Ended   Fiscal Year Ended    Fiscal Period 4-1-01    Fiscal Year Ended
                        3-31-00             3-31-01            through 12-31-01          12-31-02
                        -------             -------            ----------------          --------

Magna Portfolio (1)     $40,000             $25,000               $18,223                  $22,500

Alpha Portfolio (2)     $33,333             $25,000               $18,219                  $22,500

Atlas Portfolio (3)     $40,000             $25,000               $21,229                  $35,862

-----------------------------------------------------------------------------------------------------
(1)  The Portfolio commenced operations on October 23, 1998.
(2)  The Portfolio commenced operations on June 1, 1999.
(3)  The Portfolio commenced operations on October 2, 1998.


The following administrative fees were paid by the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios for the three fiscal years ended December 31, 2000, 2001 and 2002:

                                  Fiscal Year      Fiscal Year      Fiscal Year
                                Ended 12-31-00   Ended 12-31-01   Ended 12-31-02
                                --------------   --------------   --------------
Large Growth Portfolio (1)         $22,979          $24,417            $22,500

Large Value Portfolio (1)          $22,979          $24,417            $22,500

Mid/Small Growth Portfolio (1)     $22,979          $24,417            $22,500

Mid/Small Value Portfolio (1)      $22,979          $24,417            $22,500

Intermediate Fixed Income          $22,979          $24,417            $25,110
Portfolio (1)


------------------------------------------------------------------------------
(1)  The Portfolio commenced operations on December 31, 1999.


                           THE PORTFOLIOS' DISTRIBUTOR

RIM Securities LLC acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares. The Distribution Agreement between the Portfolios and RIM Securities LLC will continue in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio to which the Distribution Agreement applies (as defined in the Investment Company Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.


                                DISTRIBUTION PLAN

The Portfolios have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act. The Plan provides that each Portfolio will pay a fee to the Distributor at the annual rate of up to 0.25% of the average daily net assets of the Portfolio. At its last annual review meeting on May 1, 2002, the Board determined that no fees will be payable under the Plan during the year 2002. The fee is paid to the Distributor as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by the Portfolios under their Plan include: preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Portfolio's shares; payments to financial intermediaries for shareholder support, administrative and accounting services with respect to the shareholders of the Portfolios; and such other expenses as may be approved from time to time by the Board of Trustees.


The Plan allows excess distribution expenses to be carried forward by the Distributor and resubmitted for payment by a Portfolio in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

                       EXECUTION OF PORTFOLIO TRANSACTIONS


Pursuant to the Advisory Agreement, Rochdale will determine which securities are to be purchased and sold by each Portfolio and which broker-dealers are eligible to execute its portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of Rochdale, a better price and execution can otherwise be obtained by using a broker for the transaction.


Purchases of portfolio securities for each Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which a Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.


In placing portfolio transactions, Rochdale will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Rochdale that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Rochdale considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Portfolios, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of a Portfolio subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is each Portfolio's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for a Portfolio, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolios, other portfolios of the Trust or to Rochdale, even if the specific services were not imputed just to the Portfolios and may be useful to Rochdale in advising other clients.

Investment decisions for each Portfolio will be made independently from those of other client accounts or mutual funds managed or advised by Rochdale. Nevertheless, it is possible that at times identical securities will be acceptable for both a Portfolio and one or more of such client accounts or other Portfolios. In such event, the position of the Portfolio and such client account(s) or other Portfolios in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other Portfolios seek to acquire the same security as a Portfolio at the same time, a Portfolio may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other Portfolios simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day's transactions in such security will be allocated between such Portfolio and all such client accounts or other Portfolios in a manner deemed equitable by Rochdale, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Portfolio is concerned. In other cases, however, it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for the Portfolio.


The Portfolios do not place securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Portfolios, although the Portfolios may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Portfolio for their customers.

Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Portfolios may place eligible portfolio transactions through their affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act and related rules.


The following brokerage commissions were paid by the Magna, Alpha and Atlas Portfolios for the fiscal periods ended March 31, 2000 and 2001 and December 31, 2001 and 2002:

                    Fiscal Year Ended  Fiscal Year    Fiscal Period 4-1-01  Fiscal Year Ended
                         3-31-00       Ended 3-31-01     through 12-31-01        12-31-02
                         -------       -------------     ----------------        --------

Magna Portfolio (1)

Affiliated                    $0               $0           $4,438               $3,897
Non-Affiliated            $3,372           $4,466             $294                  $30


Alpha Portfolio (2)

Affiliated                    $0               $0          $19,460              $12,972
Non-Affiliated           $11,238          $32,379               $0                   $0


Atlas Portfolio (3)

Affiliated                    $0               $0          $64,177              $44,347
Non-Affiliated          $169,991         $212,376         $129,979              $42,643


---------------------------------------------------------------------------------------------
(1)  The Portfolio  commenced  operations on October 23, 1998. (2) The Portfolio
     commenced   operations  on  June  1,  1999.  (3)  The  Portfolio  commenced operations on October 2, 1998.

The following brokerage commissions were paid by the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios:


                                            Fiscal Year      Fiscal Year     Fiscal Year
                                           Ended 12-31-00   Ended 12-31-01  Ended 12-31-02
                                           --------------   --------------  --------------

LARGE GROWTH PORTFOLIO (1)
Affiliated                                         $0           $3,801          $4,899
Non-Affiliated                                   $710               $0              $0

LARGE VALUE PORTFOLIO (1)
Affiliated                                         $0           $3,674          $7,928
Non-Affiliated                                   $610               $0              $0

MID/SMALL GROWTH PORTFOLIO (1)
Affiliated                                         $0           $3,518          $8,326
Non-Affiliated                                   $849               $0              $0

MID/SMALL VALUE PORTFOLIO (1)
Affiliated                                         $0           $4,242         $10,672
Non-Affiliated                                   $816               $0              $0

INTERMEDIATE FIXED INCOME PORTFOLIO (1)
Affiliated                                         $0             $210            $640
Non-Affiliated                                   $592               $0              $0

---------------------------------------------------------------------------------------------
(1)  The Portfolio commenced operations on December 31, 1999.

                               PORTFOLIO TURNOVER


Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions."


The following are the turnover rates for the Magna, Alpha and Atlas Portfolios:


                     Fiscal Year Ended  Fiscal Period 4-1-01  Fiscal Year Ended
                          3-31-01          through 12-31-01       12-31-02
                          -------          ----------------       --------
Magna Portfolio (1)          81.84%            76.18%               151.38%

Alpha Portfolio (2)          95.97%            52.46%                28.89%

Atlas Portfolio (1)          71.99%            42.12%                34.53%

(1)  The Portfolio commenced operations on October 23, 1998.
(2)  The Portfolio commenced operations on June 1, 1999.
(3)  The Portfolio commenced operations on October 2, 1998.


The following are the turnover rates for Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios:


                                       Fiscal Year Ended   Fiscal Year Ended
                                           12-31-01            12-31-02
                                           --------            --------
Large Growth Portfolio (1)                 45.16%               32.18%

Large Value Portfolio (1)                  40.60%               35.75%

Mid/Small Growth Portfolio (1)             47.27%               38.26%

Mid/Small Value Portfolio (1)              51.74%               40.06%

Intermediate Fixed Income Portfolio (1)    20.89%               46.93%

(1) The Portfolio's date of inception is December 31, 1999.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


The information provided below supplements the information contained in the Portfolios' Prospectus regarding the purchase and redemption of Portfolio shares.


How to Buy Shares

You may purchase shares of a Portfolio from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.

To  eliminate  the  need  for   safekeeping,   the  Portfolios  will  not  issue
certificates for your shares unless you request them.


The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolios' shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rochdale such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of Rochdale or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

You may purchase shares of the Portfolios by tendering payment in the form of shares of stock, bonds, or other securities. You may do this provided the security being offered for the purchase of Portfolio shares is readily marketable, its acquisition is consistent with the Portfolio's investment goal, and the Advisor, at its discretion, finds it acceptable.


How to Sell Shares


You can sell your Portfolio shares any day the NYSE is open for regular trading through your investment representative. Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.


Delivery of Redemption Proceeds


Payments to shareholders for shares of a Portfolio redeemed will be made as promptly as possible but no later than seven days after receipt by the Portfolio's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Portfolio's shareholders. Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.


At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.


The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Portfolio's portfolio securities at the time of redemption or repurchase.


Redemptions-in-Kind

Each Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                          DETERMINATION OF SHARE PRICE


As noted in the Prospectus, the net asset value and offering price of shares of each Portfolio will be determined once daily at the close of public trading on the NYSE, normally 4:00 p.m., Eastern time, on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Each Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Portfolio shares may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary. In valuing each Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.


An example of how each Fund calculated its total offering price per share as of December 31, 2002 is as follows:

                                                                    Net Asset Value
             Fund                         Net Assets                    per share
             ----              ---------------------------------- =     --------
                                      Shares Outstanding


                                          $6,077,030
        Magna Portfolio        ---------------------------------- =        $17.58
                                            345,731

                                          $4,582,973
        Alpha Portfolio        ---------------------------------- =        $18.00
                                            254,594

                                          $28,098,282
        Atlas Portfolio        ---------------------------------- =        $21.74
                                           1,292,315

                                          $13,235,419
     Large Growth Portfolio    ---------------------------------- =        $13.38
                                            989,427

                                          $14,706,880
     Large Value Portfolio     ---------------------------------- =        $17.27
                                            851,378


                                          $13,187,576
   Mid/Small Growth Portfolio  ---------------------------------- =        $21.76
                                            606,172

                                          $13,603,392
   Mid/Small Value Portfolio   ---------------------------------- =        $26.79
                                            507,808


   Intermediate Fixed Income              $35,998,478                      $27.92
           Portfolio           ----------------------------------  =
                                           1,289,484



                             PERFORMANCE INFORMATION


Calendar Year Average Annual Total Return: From time to time, a Portfolio may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolio's average annual compounded rates of return over the most recent year and the period from the Portfolio's inception of operations. A Portfolio may also advertise aggregate and average total return information over different periods of time. A Portfolio's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:


                                  P(1+T)n = ERV

Where:            P        =   a hypothetical initial purchase order of $1,000
                  T        =   average annual total return
                  n        =   number of years
                  ERV      =   ending  redeemable  value  of the  hypothetical
                               $1,000  purchase  at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


Average annual total return (before taxes) for the Portfolios for the periods ending December 31, 2002 are as follows:


                                               One Year         Since Inception
                                               --------         ---------------

Magna Portfolio (1)                              (24.52%)           (7.76%)
Alpha Portfolio (2)                              (31.27%)           (8.64%)
Atlas Portfolio (3)                               (9.92%)           (1.99%)
Large Growth Portfolio (4)                       (25.29%)          (18.78%)
Large Value Portfolio (4)                        (22.97%)          (11.23%)
Mid/Small Growth Portfolio (4)                   (20.61%)           (4.38%)
Mid/Small Value Portfolio (4)                    (14.12%)            2.78%
Intermediate Fixed Income Portfolio (4)            9.37%             8.80%

--------------------------------------------------------------------------------
(1)  The Portfolio  commenced  operations on October 23, 1998.
(2)  The Portfolio commenced operations on June 1, 1999.
(3)  The Portfolio commenced operations on October 2, 1998.
(4)  The Portfolio commenced operations on December 31, 1999.

Calendar Year Average Annual Total Return (after Taxes on Distributions): The Portfolios' quotations of average annual total return (after taxes on distributions) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

Where:
        P     =     Represents a hypothetical initial investment of $1,000
        T     =     Represents average annual total return
        n     =     Represents the number of years
        ATV(D)=     Represents  the  ending  value of the  hypothetical  initial investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.




Average annual total return (after taxes on distributions) for the Portfolios for the periods ending December 31, 2002 are as follows:


                                         One Year              Since Inception
                                         --------              ---------------

Magna Portfolio (1)                        (24.52%)                (7.84%)
Alpha Portfolio (2)                        (31.27%)                (8.67%)
Atlas Portfolio (3)                        (10.26%)                (2.48%)
Large Growth Portfolio (4)                 (25.29%)               (18.79%)
Large Value Portfolio (4)                  (23.14%)               (11.37%)
Mid/Small Growth Portfolio (4)             (20.61%)                (4.43%)
Mid/Small Value Portfolio (4)              (14.29%)                 2.61%
Intermediate Fixed Income Portfolio (4)      7.33%                  6.81%

--------------------------------------------------------------------------------
(1) The Portfolio commenced operations on October 23, 1998. (2) The Portfolio commenced operations on June 1, 1999. (3) The Portfolio commenced operations on October 2, 1998. (4) The Portfolio commenced operations on December 31, 1999.



Calendar Year Average Annual Total Return (after Taxes on Distributions and Redemption): The Portfolios' quotations of average annual total return (after taxes on distributions and redemption) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                                  P (1+ T)^(n) = ATV(DR)

Where:
          P       = Represents a hypothetical initial investment of $1,000
          T       = Represents average annual total return
          n       = Represents the number of years
          ATV(DR) = Represents the ending  redeemable  value of the hypothetical initial investment after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average annual total return (after taxes on distributions and redemptions) for the Portfolios for the periods ending December 31, 2002 are as follows:


                                        One Year              Since Inception

Magna Portfolio (1)                       (15.05%)                (6.03%)
Alpha Portfolio (2)                       (19.20%)                (6.74%)
Atlas Portfolio (3)                        (6.09%)                (1.75%)
Large Growth Portfolio (4)                (15.53%)               (14.35%)
Large Value Portfolio (4)                 (14.10%)                (8.82%)
Mid/Small Growth Portfolio (4)            (12.66%)                (3.49%)
Mid/Small Value Portfolio (4)              (8.67%)                 2.16%
Intermediate Fixed Income Portfolio (4)     5.70%                  6.09%

--------------------------------------------------------------------------------
(1) The Portfolio commenced operations on October 23, 1998. (2) The Portfolio commenced operations on June 1, 1999. (3) The Portfolio commenced operations on October 2, 1998. (4) The Portfolio commenced operations on December 31, 1999.


From commencement of investment operations through March 31, 2003, certain fees and expenses of the Portfolios, other than the Magna and Atlas Portfolios, were waived or reimbursed. Had such fees and expenses not been waived or reimbursed, the return figures shown above would have been lower.

A Portfolio's total return may be compared to relevant domestic and foreign indices, including those published by Lipper, Inc. From time to time, evaluations of a Portfolio's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Portfolio.

Investors should note that the investment results of the Portfolios will fluctuate over time, and any presentation of a Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                               GENERAL INFORMATION


Investors in a Portfolio will be informed of the  Portfolio's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


Union Bank of California, NA, located at 475 Sansome Street, San Francisco, CA 94111, acts as Custodian of the securities and other assets of the Portfolios.


Tait,   Weller  &  Baker,   1818  Market  Street,   Suite  2400,   Philadelphia,
Pennsylvania, 19103, is the independent auditor for the Trust.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of March 31, 2003, Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ 07303 owned of record, or are known by the Portfolios to own beneficially, for the benefit of its customers, 5% or more of the outstanding shares of each of the following Portfolios:


                       Number of Shares                      Percentage of Fund

Alpha Portfolio          $17,981.344                                7.81%
Magna Portfolio          $55,000.218                               17.88%



                                CAPITAL STRUCTURE


The Trust was organized as a Delaware statutory trust on March 10, 1998. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.


Shares issued by the Portfolios have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Portfolios and to the net assets of the Portfolios upon liquidation or dissolution. Each Portfolio, as a separate series of the Trust, votes separately on matters affecting only the Portfolio (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolios.

                              FINANCIAL STATEMENTS


The annual reports to shareholders for the Magna, Alpha, Atlas, Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios for the fiscal year ended December 31, 2002 are separate documents supplied with this SAI and the financial statements, accompanying notes and the report of independent accountants, appearing therein are incorporated by reference in this SAI.




                                   APPENDIX A

                               SHORT-TERM RATINGS


                Standard & Poor's Short-Term Issue Credit Ratings

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.


     A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial debt obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


     Prime-1  -  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.


           Fitch Ratings ("Fitch") National Short-Term Credit Ratings

     F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.


F2(xxx)      Indicates a satisfactory  capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)      Indicates  an adequate  capacity  for timely  payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)       Indicates  an uncertain  capacity for timely  payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)      Indicates  a highly  uncertain  capacity  for  timely  payment  of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)      Indicates actual or imminent payment default.

Notes: A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.


"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to short-term ratings other than `F1(xxx)'.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                 Fitch's International Short-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.


     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.


F1 Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.



                                LONG-TERM RATINGS


                Standard & Poor's Long-Term Issue Credit Ratings


     Issue credit ratings are based in varying degrees, on the following considerations:

     o Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     o    Nature of and provisions of the obligation; and


     o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


     AAA - An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB,' `B,' `CCC,' `CC' and `C' are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated `B' is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated `CC' is currently highly vulnerable to nonpayment.

     C - A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) - The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.


     N.R. - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

                         Moody's Long-Term Debt Ratings

     Aaa - Bonds and preferred stock which are rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds and preferred stock which are rated `Aa' are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     A - Bonds and preferred stock which are rated `A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds and preferred stock which are rated `Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds and preferred stock which are rated `Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds and preferred stock which are rated `B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds and preferred stock which are rated `Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds and preferred stock which are rated `Ca' represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds and preferred stock which are rated `C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Fitch's National Long-Term Credit Ratings

AAA(xxx) `AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.


AA(xxx) `AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx) `A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) `BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) `BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx) `B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.


CCC(xxx),CC(xxx),C(xxx) These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx),DD(xxx), D(xxx) These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.


"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the `AAA(xxx)' national rating category or to categories below `CCC(xxx).'

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                 Fitch's International Long-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.


Investment Grade


AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade


BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, or to categories below `CCC'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.



                             MUNICIPAL NOTE RATINGS

                         Standard & Poor's Note Ratings

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


     o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:


     "SP-1" - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - Speculative capacity to pay principal and interest.


                    MIG/VMIG Ratings U.S. Short-Term Ratings


In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody"s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.


In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.


In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody"s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.


The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.


MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.


MIG 1/VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.



                            ROCHDALE INVESTMENT TRUST
                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS.

(a)  Agreement and Declaration of Trust (1)
(b)  Bylaws (1)
(c)  Specimen Share Certificate (2)
(d)  Investment Advisory Agreement (3)
(e)  Distribution Agreement - Filed Herewith
(f)  Bonus or Profit Sharing Contracts - Not applicable.
(g)  Custody Agreement - To be filed by amendment
(h)  Other Material Contracts
     (i)  Administration Agreement (1)
     (ii) Assignment of Administration Agreement to U.S. Bancorp Fund Services, LLC - Filed Herewith
     (iii)Transfer Agent Servicing Agreement - To be filed by amendment
     (iv) Fund Accounting Agreement - To be filed by amendment
     (v)  Operating Expense Agreement (5)
     (vi) Powers of Attorneys - Filed herewith.
(i)  Consent of Counsel
     (i)  Opinion of Counsel - Alpha Portfolio (3)
     (ii) Opinion of Counsel - Magna Portfolio (2)
     (iii) Opinion of Counsel - Atlas Portfolio (2)
     (iv) Opinion of Counsel - Large Growth Portfolio (4)
     (v)  Opinion of Counsel - Large Value Portfolio (4)
     (vi) Opinion of Counsel - Mid/Small Growth Portfolio (4)
     (vii) Opinion of Counsel - Mid/Small Value Portfolio (4)
     (viii) Opinion of Counsel - Intermediate Fixed Income Portfolio (4)
(j)  Consent of Independent Public Accountants - Filed herewith.
(k)  Omitted Financial Statements - Not applicable.
(l)  Letter of Understanding Relating to Initial Capital (2)
(m)  Plan pursuant to Rule 12b-1 (3)
(n)  Rule 18f-3 Plan - Not applicable
(o)  Reserved.
(p)  Code of Ethics
     (i)  Rochdale Investment Management (5)
     (ii) RIM Securities LLC - Filed herewith.
--------------------------------------------------------------------------------
     (1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on March 6, 1998.
     (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed June 30, 1998.
     (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 of the Registration Statement on Form N-1A filed April 30, 1999.
     (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A filed July 24, 2000.
     (5) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 of the Registration Statement on Form N-1A filed April 27, 2001.


Item 24. Persons Controlled by or Under Common Control with Registrant.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25. Indemnification.

         Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor.


     With respect to the Advisor, the response to this item is incorporated by reference to Part I of the Advisor's Form ADV (Schedule A) as amended, File No. 801-27265.


Item 27. Principal Underwriter.


     (a) The Advisor's affiliate, RIM Securities LLC (formerly a division of the Advisor) also acts as the Registrant's principal underwriter and does not act in that capacity for other investment companies.


     (b) The following information is furnished with respect to the officers and directors of the Advisor and Underwriter. Each such person's principal business address is 570 Lexington Avenue, New York, NY 10022.


Name and Principal          Position and Offices with     Positions and Offices
Business Address            Principal Underwriter         with Registrant

--------------------------- ----------------------------- ----------------------
Carl Acebes                 Chairman and Chief            Chairman and Trustee
                            Investment Officer
--------------------------- ----------------------------- ----------------------
Garrett R. D'Alessandro     President and Chief           President, Secretary,
                            Executive Officer             Treasurer
--------------------------- ----------------------------- ----------------------
Peter J. McGough            Vice President                None
--------------------------- ----------------------------- ----------------------
Andrew Miranda              Vice President &              None
                            Controller
--------------------------- ----------------------------- ----------------------


     (c)  Not applicable.


Item 28. Location of Accounts and Records.

     The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services Not Discussed in Parts A and B.

     There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 30, 2003.

                            ROCHDALE INVESTMENT TRUST


                                        By:  /s/ Garrett R. D'Alessandro
                                                 -----------------------
                                                 Garrett R. D'Alessandro
                                                 President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title
---------                     -----
/s/ Carl Acebes *
-----------------            Trustee                             April 30, 2003
Carl Acebes

/s/ Jerry Roland *
------------------           Trustee                             April 30, 2003
Jerry Roland

/s/ Maxime C. Baretge *
-----------------------      Trustee                             April 30, 2003
Maxime C. Baretge

/s/Garrett R. D'Alessandro
---------------------------  Principal Financial Officer         April 30, 2003
Garrett R. D'Alessandro


*  By:  /s/ Garrett R. D'Alessandro
        ---------------------------
            Garrett R. D'Alessandro
            Pursuant to Powers of Attorney dated March 5, 2003 and March 7, 2003 filed herewith.


                                  EXHIBIT INDEX


Exhibit                                                              Exhibit No.
-------                                                              -----------
Distribution Agreement with RIM Securities, LLC                          EX-99.e
Assignment of Administration Agreement to U.S. Bancorp                EX-99.h.ii
Fund Services, LLC
Powers of Attorney                                                    EX-99.h.iv
Consent of Independent Public Accountants                                EX-99.j
Code of Ethics for RIM Securities LLC                                 EX-99.p.ii